Document and Entity Information	9 Months Ended
Oct. 27, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Oct 27, 2012
Trading Symbol	FIVE
Entity Registrant Name	FIVE BELOW, INC
Entity Central Index Key	0001177609
Entity Filer Category	Non-accelerated Filer

Balance Sheets (USD $) In Thousands, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011
Current assets:
Cash and cash equivalents	$ 7,245	$ 41,293	$ 1,767	$ 12,153
Income taxes receivable				20
Inventories	84,399	38,790	57,573	26,754
Prepaid income taxes	9,951
Deferred income taxes		4,863	3,031	2,899
Prepaid expenses and other current assets	12,250	7,303	7,928	4,116
Total current assets	113,845	92,249	70,299	45,942
Property and equipment, net	54,086	42,040	40,192	29,743
Deferred income taxes			164	714
Other assets	1,083	238	222	183
Total assets	169,014	134,527	110,877	76,582
Current liabilities:
Line of credit
Accounts payable	40,250	23,588	27,774	10,023
Income taxes payable		9,139	1,732	141
Accrued salaries and wages	1,693	9,254	1,536	2,043
Other accrued expenses	11,472	7,961	10,737	6,008
Deferred income taxes	1,710
Total current liabilities	55,125	49,942	41,779	18,215
Notes payable	34,500	250	250	250
Deferred rent	27,773	20,933	20,777	15,059
Deferred income taxes	2,216	1,306
Total liabilities	119,614	72,431	62,806	33,524
Commitments and contingencies (note 4)
Preferred stock, value		191,855	191,855	191,855
Shareholders' equity (deficit):
Common stock, value	540	162	161	161
Additional paid-in capital	268,499	3,691	2,094	732
Accumulated deficit	(219,639)	(133,612)	(146,039)	(149,690)
Total shareholders' equity (deficit)	49,400	(129,759)	(143,784)	(148,797)
Liabilities and Equity, Total	$ 169,014	$ 134,527	$ 110,877	$ 76,582

Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Preferred Stock, shares issued	0	89,291,773	89,291,773	89,291,773
Preferred Stock, shares outstanding	0	89,291,773	89,291,773	89,291,773
Preferred Stock, liquidation preference	$ 0	$ 214,420	$ 210,210	$ 198,507
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, shares issued	53,972,006	16,248,797	16,084,358	16,084,358
Common stock, shares outstanding	53,972,006	16,248,797	16,084,358	16,084,358
Convertible Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Undesignated Stock | Convertible Preferred Stock
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Designated Stock | Convertible Preferred Stock
Preferred stock, shares authorized	90,000,000	90,000,000	90,000,000	90,000,000

Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Net sales	$ 86,587	$ 61,895	$ 245,236	$ 171,288	$ 297,113	$ 197,189	$ 125,135
Cost of goods sold	59,656	43,522	166,538	118,317	192,252	131,046	85,040
Gross profit	26,931	18,373	78,698	52,971	104,861	66,143	40,095
Selling, general and administrative expenses	25,090	17,634	74,087	46,883	78,640	54,339	33,217
Operating income	1,841	739	4,611	6,088	26,221	11,804	6,878
Interest expense (income), net	550	6	1,829	8	(16)	28	73
Loss on debt extinguishment	7		1,594
Other income			(258)
Income before income taxes	1,284	733	1,446	6,080	26,237	11,776	6,805
Income tax (benefit) expense	555	293	627	2,429	10,159	4,753	(4,853)
Net income	729	440	819	3,651	16,078	7,023	11,658
Dividend paid to preferred and unvested restricted shareholders			(65,403)
Series A 8% Convertible Preferred Stock cumulative dividends		(3,964)		(11,703)	(15,913)	(4,507)
Net income attributable to participating securities	(19)
Accretion of Redeemable Convertible Preferred Stock						(3,329)	(4,250)
Net income (loss) attributable to common shareholders	710	(3,524)	(64,584)	(8,052)
Net income (loss) available to shareholders					165	(813)	7,408
Less: Net income attributable to participating securities					(109)		(3,365)
Net income (loss) available to common shareholders					56	(813)	4,043
Basic income (loss) per common share	$ 0.01	$ (0.22)	$ (2.21)	$ (0.51)		$ (0.08)	$ 0.54
Diluted income (loss) per common share	$ 0.01	$ (0.22)	$ (2.21)	$ (0.51)		$ (0.08)	$ 0.54
Dividends declared and paid per common share			$ 2.02			$ 13.24
Weighted average shares outstanding:
Basic shares	52,565,576	15,884,527	29,282,385	15,845,372	15,903,599	9,672,195	7,452,811
Diluted shares	52,959,169	15,884,527	29,282,385	15,845,372	15,904,108	9,672,195	7,452,811
Unaudited pro forma net income (loss)			$ (2,469)		$ 14,762
Unaudited pro forma basic income (loss) per share			$ (0.05)		$ 0.29
Unaudited pro forma diluted income (loss) per share			$ (0.05)		$ 0.29
Unaudited pro forma weighted average shares outstanding:
Basic shares			51,801,705		50,636,787
Diluted shares			51,801,705		50,637,296

Statements of Operations (Parenthetical)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 17, 2012	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Series A Preferred Stock, Percentage	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%

Statements of Changes in Redeemable Convertible Preferred Stock, Convertible Preferred Stock and Shareholders' Equity (Deficit) (USD $)	Total	Convertible Preferred Stock	Redeemable Convertible Preferred Stock, Series A	Redeemable Convertible Preferred Stock, Series A-1	Series A 8% Percent Convertible Preferred Stock	Common Stock	Additional paid- in capital	Accumulated deficit	Redeemable Convertible Preferred Stock, Series A	Redeemable Convertible Preferred Stock, Series A	Redeemable Convertible Preferred Stock, Series A Additional paid- in capital	Redeemable Convertible Preferred Stock, Series A-1	Redeemable Convertible Preferred Stock, Series A-1	Redeemable Convertible Preferred Stock, Series A-1 Additional paid- in capital
Balance at Jan. 31, 2009	$ (8,879,000)		$ 17,030,000	$ 16,008,000		$ 74,000	$ 13,069,000	$ (22,022,000)
Balance at Jan. 31, 2009			6,173,030	8,006,984
Balance at Jan. 31, 2009						7,444,395
Issuance of warrants to purchase common stock to professional service providers	24,000						24,000
Stock-based compensation expense	271,000						271,000
Exercise of options and warrants to purchase common stock (in shares)						25,579
Exercise of options and warrants to purchase common stock	127,000					1,000	126,000
Accretion of Redeemable Convertible Preferred Stock to redemption value									(1,748,000)	1,748,000	(1,748,000)	(2,502,000)	2,502,000	(2,502,000)
Net income	11,658,000							11,658,000
Balance at Jan. 30, 2010	(1,049,000)		18,778,000	18,510,000		75,000	9,240,000	(10,364,000)
Balance at Jan. 30, 2010			6,173,030	8,006,984		7,469,974
Issuance of warrants to purchase common stock to professional service providers	203,000						203,000
Stock-based compensation expense	2,104,000						2,104,000
Exercise of options and warrants to purchase common stock (in shares)						1,187,658
Exercise of options and warrants to purchase common stock	4,992,000					12,000	4,980,000
Vesting of restricted shares related to stock option exercises	73,000
Redemption of warrants for common stock and cash (in shares)						1,221,722
Redemption of warrants for common stock and cash	(10,168,000)					12,000	(10,180,000)
Accretion of Redeemable Convertible Preferred Stock to redemption value									(1,356,000)	1,356,000	(1,356,000)	(1,973,000)	1,973,000	(1,973,000)
Conversion of Series A and Series A-1 Redeemable Convertible Preferred Stock to common stock and redemption of fractional shares (in shares)			(6,173,030)	(8,006,984)		6,205,004
Conversion of Series A and Series A-1 Redeemable Convertible Preferred Stock to common stock and redemption of fractional shares	40,618,000		(20,134,000)	(20,483,000)		62,000	40,556,000
Issuance of Series A 8% Convertible Preferred Stock, net of issuance costs of $2,145 (in shares)					89,291,773
Issuance of Series A 8% Convertible Preferred Stock, net of issuance costs of $2,145					191,855,000
Dividend paid to common shareholders	(192,417,000)						(46,068,000)	(146,349,000)
Excess tax benefit related to restricted shares	3,226,000						3,226,000
Net income	7,023,000							7,023,000
Balance at Jan. 29, 2011	(148,797,000)				191,855,000	161,000	732,000	(149,690,000)
Balance at Jan. 29, 2011	16,084,358					16,084,358
Balance at Jan. 29, 2011	89,291,773
Issuance of warrants to purchase common stock to professional service providers	31,000						31,000
Stock-based compensation expense	1,197,000						1,197,000
Exercise of warrants to purchase common stock (in shares)						5,191
Exercise of warrants to purchase common stock	33,000						33,000
Vesting of restricted shares related to stock option exercises	491,000						491,000
Repurchase of unvested restricted shares related to stock option exercises	98,000						98,000
Issuance of common stock, net of issuance costs (in shares)						159,248
Issuance of common stock, net of issuance costs	1,110,000					1,000	1,109,000
Net income	16,078,000							16,078,000
Balance at Jan. 28, 2012	(129,759,000)	191,855,000			191,855,000	162,000	3,691,000	(133,612,000)
Balance at Jan. 28, 2012	16,248,797					16,248,797
Balance at Jan. 28, 2012	89,291,773	89,291,773
Issuance of warrants to purchase common stock to professional service providers	43,000						43,000
Stock-based compensation expense (in shares)						2,027,678
Stock-based compensation expense	10,157,000					20,000	10,137,000
Exercise of warrants to purchase common stock (in shares)						23,012
Exercise of warrants to purchase common stock	201,000					1,000	200,000
Vesting of restricted shares related to stock option exercises	719,000						719,000
Repurchase of unvested restricted shares related to stock option exercises						(30,126)
Repurchase of unvested restricted shares related to stock option exercises	3,000						3,000
Conversion of Preferred Stock (in shares)		(89,291,773)				30,894,953
Conversion of Preferred Stock	191,855,000	(191,855,000)				309,000	191,546,000
Issuance of common stock, net of issuance costs (in shares)						4,807,692
Issuance of common stock, net of issuance costs	73,263,000					48,000	73,215,000
Dividend paid to common shareholders	99,451,000						12,605,000	86,846,000
Excess tax benefit related to restricted shares	1,550,000						1,550,000
Net income	819,000							819,000
Balance at Oct. 27, 2012	$ 49,400,000					$ 540,000	$ 268,499,000	$ (219,639,000)
Balance at Oct. 27, 2012	53,972,006					53,972,006
Balance at Oct. 27, 2012	0

Statements of Changes in Redeemable Convertible Preferred Stock, Convertible Preferred Stock and Shareholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 29, 2011
Issuance of Series A 8% Convertible Preferred Stock,issuance costs		$ 2,145
Issuance of common stock, issuance costs	$ 8,467

Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Operating activities:
Net income	$ 819	$ 3,651	$ 16,078	$ 7,023	$ 11,658
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	6,841	5,001	7,071	4,805	3,660
Loss on disposal of property and equipment			273	288	5
Gain on conversion of note payable	(200)
Loss on debt extinguishment	1,594
Amortization of deferred financing costs	387	21	28	28	51
Warrant expense related to a merchandise vendor and professional service providers for services rendered			49	228	3
Warrant expense related to professional service providers for services rendered	43	31
Stock-based compensation expense	10,157	839	1,197	2,104	271
Deferred income tax (benefit) expense	7,483	418	56	(716)	(5,027)
Other	(71)	322
Changes in operating assets and liabilities:
Income taxes receivable			20	(20)
Prepaid income taxes	(9,951)	20
Inventories	(45,609)	(30,819)	(12,036)	(10,711)	(2,606)
Prepaid expenses and other assets	(5,008)	(3,872)	(3,270)	(756)	(645)
Accounts payable	16,662	17,376	12,481	3,684	(1,326)
Income taxes payable	(9,139)	1,591	8,998	2,144	127
Accrued salaries and wages	(7,561)	(507)	7,211	544	544
Deferred rent	7,499	6,054	6,997	6,295	2,204
Other accrued expenses	2,207	5,025	1,542	105	308
Net cash provided by (used in) operating activities	(23,847)	5,151	46,695	15,045	9,227
Investing activities:
Capital expenditures	(17,442)	(15,397)	(18,558)	(14,883)	(7,285)
Net cash used in investing activities	(17,442)	(15,397)	(18,558)	(14,883)	(7,285)
Financing activities:
Borrowing under long term note payable				250
Borrowing under Term Loan Facility	100,000
Payments under capital lease agreements					(222)
Repayment of Term Loan Facility	(65,500)
Payment of financing costs	(2,751)			(43)	(50)
Net proceeds from issuance of preferred stock				191,855
Repayment of note payable	(50)
Net proceeds from issuance of common stock	73,259		1,110
Proceeds from exercise of and prepayment related to warrants and options to purchase common stock			33	6,852	127
Repurchase of unvested restricted shares	(17)	(140)	(140)
Dividend paid to common shareholders	99,451			(192,417)
Redemption of warrants				(10,168)
Proceeds from exercise of warrants to purchase common stock	201
Excess tax benefit related to exercise of stock options and warrants	1,550			3,226
Net cash (used in) provided by financing activities	7,241	(140)	1,003	(445)	(145)
Net increase (decrease) in cash and cash equivalents	(34,048)	(10,386)	29,140	(283)	1,797
Cash and cash equivalents at beginning of period	41,293	12,153	12,153	12,436	10,639
Cash and cash equivalents at end of period	7,245	1,767	41,293	12,153	12,436
Supplemental disclosures of cash flow information:
Interest paid			24	53	83
Income taxes paid			$ 1,157	$ 111	$ 47

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Summary of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

(a) Nature of Business

Five Below, Inc. (the “Company”) is a specialty value retailer offering merchandise targeted at the teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products includes select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of October 27, 2012 operated 243 stores in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, Michigan, Missouri and Georgia, each operating under the name “Five Below.”

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. The period from January 29, 2012 to February 2, 2013 consists of a 53-week fiscal year and is referenced as fiscal 2012 and the period from January 30, 2011 to January 28, 2012 consists of a 52-week fiscal year and is referenced as fiscal 2011. The fiscal quarters ended October 29, 2011 and October 27, 2012 refer to the 13-week periods ended as of those dates. The year-to-date periods ended October 29, 2011 and October 27, 2012 refer to the 39-week periods ended as of those dates.

(c) Unaudited Pro Forma Presentation

On May 16, 2012, the Company entered into a $100,000 term loan facility with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders and used the net proceeds from the term loan facility and cash on hand to pay a special dividend on shares of common stock (including restricted shares) and on an as-converted basis on shares of Series A 8% Convertible Preferred Stock totaling $99,451. On July 27, 2012, the Company repaid $65,250 of principal against the term loan facility and $683 of interest from the proceeds of its initial public offering (IPO). Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock.

Pro forma net loss gives effect to: (i) the 2012 dividend paid to the Company’s preferred shareholders; and (ii) the term loan facility, including the repayment of $65,250 of outstanding indebtedness with proceeds from the IPO.

The following is a reconciliation of historical net loss to unaudited pro forma net loss:

Thirty-Nine Weeks Ended October 27, 2012
Net loss attributable to common shareholders	$(64,584)
Add:
Dividend paid to preferred shareholders	62,504
Less:
Interest expense on new term loan facility, net of tax	(324)
Amortization of deferred financing fees related to new term loan facility, net of tax	(65)

Unaudited pro forma net loss	$(2,469)

Pro Forma weighted average share data gives effect to (i) the conversion of the Company’s outstanding shares of Series A 8% Convertible Preferred Stock into shares of common stock in connection with the closing of the IPO and (ii) the number of shares in the Company’s IPO whose proceeds were used to repay $65,250 of outstanding indebtedness under the term loan facility.

The following is a reconciliation of unaudited pro forma basic and diluted weighted average common shares outstanding:

Thirty-Nine Weeks Ended October 27, 2012
Shares used in computing basic loss per common share	29,282,385
Adjustment for conversion of Series A 8% Convertible Preferred Stock	20,030,794
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	2,488,526

Unaudited basic pro forma weighted average shares outstanding	51,801,705
Dilutive effect of securities	—

Unaudited diluted pro forma weighted average shares outstanding	51,801,705

(d) Basis of Presentation

The balance sheets as of October 29, 2011 and October 27, 2012, statements of operations for the thirteen weeks and thirty-nine weeks ended October 29, 2011 and October 27, 2012, the statement of changes in convertible preferred stock and shareholders’ equity (deficit) for the thirty-nine weeks ended October 27, 2012 and the statements of cash flows for the thirty-nine weeks ended October 29, 2011 and October 27, 2012 have been prepared by the Company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim reporting and are unaudited. In the opinion of management, the financial statements include all known adjustments (which consist primarily of normal, recurring accruals, estimates and assumptions that impact the financial statements) necessary to present fairly the financial position at the balance sheet dates and the results of operations and cash flows for the periods ended October 29, 2011 and October 27, 2012. The balance sheet as of January 28, 2012, presented herein, has been derived from the audited balance sheet included in the Company’s prospectus, as amended, filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on July 19, 2012, and referred to herein as the “Prospectus,” but does not include all disclosures required by U.S. GAAP. These financial statements should be read in conjunction with the financial statements for the fiscal year ended January 28, 2012 and footnotes thereto included in the Prospectus. The results of operations for the thirteen weeks and thirty-nine weeks ended October 29, 2011 and October 27, 2012 are not necessarily indicative of operating results for the year ending February 2, 2013 or any other period.

On July 17, 2012, the Company amended its articles of incorporation to reflect a 0.3460-for-1 reverse stock split of its common stock. The amendment also changed the authorized shares of the Company’s common stock to 120,000,000 shares. Concurrent with the reverse stock split, the Company adjusted (i) the conversion price of its Series A 8% Convertible Preferred Stock, (ii) the number of shares subject to and the exercise price of its outstanding stock option awards under its equity incentive plan and (iii) the number of shares subject to and the exercise price of its outstanding warrants to equitably reflect the split. All common stock share and per-share data included in these financial statements give effect to the reverse stock split and the change in authorized shares and have been adjusted retroactively for all periods presented.

(e) Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in ASU No. 2011-04 result in common fair value measurement and disclosure requirements in U.S. GAAP and international financial reporting standards (“IFRS”) and change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. The adoption of the new requirements of ASU No. 2011-04 did not have an impact on the Company’s financial position or results of operations.

(f) Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation at the measurement date:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Inputs, other than Level 1, that are either directly or indirectly observable.

Level 3: Unobservable inputs developed using the Company’s estimates and assumptions which reflect those that market participants would use.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.

The Company’s financial instruments consist primarily of cash equivalents, accounts payable, and borrowings under a line of credit and Term Loan Facility (as defined in note 3). The Company believes that: (1) the carrying value of cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; (2) the carrying value of the borrowings under the line of credit approximates their fair value because the line of credit’s interest rates vary with market interest rates; and (3) the carrying value of the borrowings under the Term Loan Facility approximates fair value because the debt’s interest component varies with market interest rates. The Company considers the inputs utilized to determine the fair value of the borrowings under the Term Loan Facility to be Level 2 inputs. At October 29, 2011, January 28, 2012 and October 27, 2012, the Company had cash equivalents of $8, $41,023 and $622, respectively. The Company’s cash equivalents consist of credit card receivables and a money market account for which fair value was determined based on Level 1 inputs.

(1) Summary of Significant Accounting Policies

(a) Description of Business

Five Below, Inc. (the Company) is a specialty value retailer offering merchandise targeted at the aspirational teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products include select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of January 28, 2012, operated 192 stores in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, and Michigan, each operating under the name “Five Below.” As of January 29, 2011 and January 30, 2010 the Company operated 142 stores and 102 stores, respectively.

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. The period from January 30, 2011 to January 28, 2012 is referred to as Fiscal 2011. The period from January 31, 2010 to January 29, 2011 is referred to as Fiscal 2010. The period from February 1, 2009 to January 30, 2010 is referred to as Fiscal 2009. Fiscal 2011, Fiscal 2010 and Fiscal 2009 included 52 weeks.

(c) Unaudited Pro Forma Presentation

Pro forma net income information gives effect to: (i) income attributable to participating securities; (ii) cumulative dividends related to the Series A 8% Convertible Preferred Stock; and (iii) the $100,000 term loan facility entered into on May 16, 2012 with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders, including the repayment of $65,250 of outstanding indebtedness under the term loan facility with the Company’s initial public offering (IPO) proceeds in July 2012.

The following is a reconciliation of historical net income to unaudited pro forma net income:

Fiscal Year 2011
Net income available to common shareholders	$56

Add:
Income attributable to participating securities	109
Series A 8% Convertible Preferred Stock cumulative dividends	15,913

Less:
Interest expense on new term loan facility, net of tax	(1,095)
Amortization of deferred financing fees related to new term loan facility, net of tax	(221)

Unaudited pro forma net income	$14,762

Pro forma weighted average share data gives effect to: i) the conversion of the Company’s outstanding shares of Series A 8% Convertible Preferred Stock into shares of common stock in connection with the closing of the IPO; and ii) the number of shares in the Company’s IPO whose proceeds were used to repay $65,250 of outstanding indebtedness under the term loan facility.

The following is a reconciliation of pro forma basic and diluted weighted average common shares outstanding:

Fiscal Year 2011
Shares used in computing basic income per common share	15,903,599
Adjustment for conversion of Series A 8% Convertible Preferred Stock	30,894,953
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	3,838,235

Unaudited basic pro forma weighted average shares outstanding	50,636,787

Dilutive effect of securities	509

Unaudited diluted pro forma weighted average shares outstanding	50,637,296

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity date of three months or less when purchased to be cash equivalents. The majority of payments due from banks for third-party credit card and debit card transactions resulting from customer purchases at the Company’s retail stores process within 24 to 48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. All credit card and debit card transactions that process in less than seven days are classified as cash and cash equivalents in the accompanying balance sheets. Amounts due from banks for these transactions classified as cash equivalents totaled $680 and $1,182 at January 29, 2011 and January 28, 2012, respectively. Book overdrafts, which are outstanding checks in excess of funds on deposit, are recorded within accounts payable in the accompanying balance sheets and within operating activities in the accompanying statements of cash flows.

The Company’s cash accounts are primarily maintained with one financial institution.

(e) Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts payable, and borrowings under a line of credit and a note payable. The Company believes that: (1) the carrying value of cash and cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; (2) the carrying value of the borrowings under the line of credit approximates their fair value because the line of credit’s interest rates vary with market interest rates; and (3) the carrying value of the note payable approximates fair value because its negotiated terms and conditions are consistent with current market rates.

(f) Inventories

Inventories consist of finished goods purchased for resale, including freight, and are stated at the lower of cost or market value, at the individual product level. Cost is determined on a weighted average cost method which approximates a FIFO (first-in, first-out) basis due to the nature of our inventory. Management of the Company reviews inventory levels in order to identify slow-moving merchandise and uses markdowns to clear merchandise. Inventory cost is reduced when the selling price less costs of disposal is below cost. The Company accrues an estimate for inventory shrink for the period between the last physical count and the balance sheet date. The shrink estimate can be affected by changes in merchandise mix and changes in actual shrink trends.

(g) Property and Equipment

Property and equipment are stated at cost. Additions and improvements are capitalized, while repairs and maintenance are charged to expense as incurred. The straight-line method of depreciation and amortization is used for financial reporting purposes. The estimated useful lives are three to five years for furniture and fixtures and computers and equipment. Store leasehold improvements are amortized over the shorter of the useful life or the lease term plus assumed extensions, which is generally 10 years.

Property and equipment, net, consists of the following:

	January 29, 2011	January 28, 2012
Furniture and fixtures	$16,631	$23,354
Leasehold improvements	23,713	32,275
Computers and equipment	4,484	7,477
Construction in process	1,376	1,638

	46,204	64,744
Less: accumulated depreciation and amortization	(16,461)	(22,704)

	$29,743	$42,040

Depreciation and amortization expense for property and equipment, which is included in selling, general and administrative expenses in the accompanying statements of operations, was $3,660, $4,805 and $7,071 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. Amortization expense applicable to property and equipment under capital leases of $73 in Fiscal 2009 is included in such expense.

(h) Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Based on its most recent analysis, management believes that no impairment of long-lived assets exists as of January 28, 2012.

(i) Deferred Financing Costs

Deferred financing costs (note 3) are amortized to interest expense over the term of the related credit agreement. Amortization expense in Fiscal 2009, Fiscal 2010 and Fiscal 2011 was $51, $28 and $28, respectively.

(j) Other Accrued Expenses

Other accrued expenses consist of the following:

	January 29, 2011	January 28, 2012
Deposit liability related to restricted shares (note 6)	$1,860	$1,131
Gift card liability	1,230	1,745
Other	2,918	5,085

	$6,008	$7,961

(k) Deferred Rent

Certain of the Company’s operating leases contain either rent holidays and/or predetermined fixed escalations of minimum rentals during the original and/or extended lease terms. For these leases, the Company recognizes the related rent expense on a straight-line basis over the life of the lease and records the difference between the amounts charged to operations and amounts paid as deferred rent. The life of the lease is the initial term plus assumed extensions. Generally, the Company’s store leases have an initial term of ten years or five years and one assumed five-year extension, resulting in a ten-year life. The Company also receives certain lease incentives in conjunction with entering into operating leases. These lease incentives are recorded as deferred rent at the beginning of the lease term and recognized as a reduction of rent expense over the lease term. In addition, certain of the Company’s leases contain future contingent increases in rents. Such increases in rent expense are recorded in the period in which such contingent increases to the rents take place.

(l) Stock Option Plan

The Company measures the cost of employee services received in exchange for stock-based compensation based on the grant date fair value of the employee stock award. Incremental compensation costs arising from subsequent modifications of awards after the grant date must also be recognized. The Company recognizes compensation expense based on the estimated grant date fair value using the Black-Scholes option-pricing model recorded over the vesting period. Stock-based compensation cost recognized and included in expenses, excluding modifications, for Fiscal 2009, Fiscal 2010 and Fiscal 2011 was $271, $2,104 and $1,197, respectively. In addition, during Fiscal 2010, the Company recognized $4,309 of additional compensation expense related to certain modifications of outstanding options (note 6).

(m) Revenue Recognition

Revenue is recognized at the point of sale. Returns are only permitted for damaged or defective goods. To date, returns have been immaterial. Accordingly, no reserve has been recorded. Gift card sales to customers are initially recorded as liabilities and recognized as sales upon redemption for merchandise. Sales tax collected from customers and remitted to governmental authorities are accounted for on a net basis, and therefore, excluded from sales in the accompanying statements of operations.

(n) Cost of Goods Sold

Cost of goods sold reflects the direct costs of purchased merchandise and inbound freight, as well as store occupancy, distribution and buying expenses. Store occupancy costs include rent, common area maintenance, utilities and property taxes for all store locations. Distribution costs include costs for receiving, processing, warehousing and shipping of merchandise to or from our distribution center and between store locations. Buying costs include compensation expense for our internal buying organization.

(o) Selling, General and Administrative Expenses

Selling, general and administrative expenses includes payroll and other compensation, marketing and advertising expense, depreciation and amortization expense, and other selling and administrative expenses.

(p) Vendor Allowances

The Company receives various incentives in the form of allowances, free product and promotional funds from its vendors based on product purchases and advertising activities. The amounts received are subject to changes in market conditions, vendor marketing strategies and changes in the profitability or sell-through of the related merchandise for the Company. Merchandise allowances are recorded in cost of goods and recognized in the period the related merchandise is sold. Marketing allowances are recorded in selling, general and administrative expenses and are recognized in the period the related advertising occurs to the extent the allowance is a reimbursement that is specific and incremental, and identifiable costs have been incurred by the Company to sell the vendor’s products. To the extent these conditions are not met, these allowances are recorded as merchandise allowances. Total vendor allowances recognized in the accompanying statements of operations during Fiscal 2009, Fiscal 2010 and Fiscal 2011 were $1,003, $1,999 and $2,908, respectively, of which, $893, $1,896 and $2,850 were recorded in cost of goods sold, respectively, and, $110, $103 and $58 were recorded in selling, general and administrative expenses, respectively.

(q) Store Pre-Opening Costs

Costs incurred between completion of a new store location’s construction and its opening (pre-opening costs) are charged to expense as incurred. Pre-opening costs were $1,216, $2,342 and $3,412 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively, and are recorded in the accompanying statements of operations based on the nature of the expense.

(r) Advertising Costs

Advertising costs are charged to expense the first time the advertising takes place. Advertising expenses were $3,920, $6,449 and $9,672 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. Vendor marketing allowances earned to partially offset these costs were $110, $103 and $58 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively.

(s) Income Taxes

Income taxes are accounted for under the asset-and-liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

(t) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(u) Use of Estimates

The preparation of financial statements requires management of the Company to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, valuation allowances for inventories, income taxes and stock-based compensation expense.

(v) Reclassifications

In certain instances, amounts previously reported in the Fiscal 2009 and Fiscal 2010 financial statements have been reclassified from selling, general and administrative expenses to cost of goods sold (including store occupancy, distribution costs and buying expenses) to conform with the presentation in the Fiscal 2011 financial statements. The reclassifications had no effect on net income or shareholders’ equity (deficit) as previously reported.

(w) Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in ASU No. 2011-04 result in common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles (GAAP) and international financing reporting standards (IFRS) and change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. The adoption of the new requirements of ASU No. 2011-04 will not have a material impact on the Company’s financial position or results of operations.

(x) Reverse Stock Split and Authorized Shares

In June 2012, the board of directors and shareholders of the Company approved a 0.3460-for-1 reverse stock split of the Company’s common stock and an amendment to the Company’s amended and restated articles of incorporation to change the authorized shares of common stock to 120,000,000 shares, which became effective on July 17, 2012. The conversion price of the Company’s preferred stock and the number of shares subject to and the exercise price of outstanding options and warrants were adjusted to equitably reflect the split. All common stock share and per-share data included in these financial statements give effect to the reverse stock split and change in authorized shares and have been adjusted retroactively for all periods presented.

Income (Loss) Per Common Share	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Income (Loss) Per Common Share

(2) Income (Loss) Per Common Share

Basic income (loss) per common share amounts are calculated using the weighted-average number of common shares outstanding for the period. Diluted income (loss) per common share amounts are calculated using the weighted-average number of common shares outstanding for the period and include the dilutive impact of preferred stock using the if-converted method and exercise of stock options and warrants as well as assumed lapse of restrictions on restricted stock awards using the treasury stock method.

The two-class method is used to calculate basic and diluted income (loss) per common share since the Company’s preferred and restricted stock are participating securities under Accounting Standards Codification (“ASC”) 260 Earnings per share. The two-class method is an earnings allocation formula that determines income per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Under the two-class method, basic income (loss) per common share is computed by dividing net income (loss) attributable to common shares after allocation of income to participating securities by the weighted-average number of common shares outstanding during the period. Diluted income (loss) per common share is computed using the more dilutive of the two-class method or the if-converted method. In periods of net loss, no effect is given to participating securities since they do not contractually participate in the losses of the Company. The two-class method is the more dilutive method for the thirteen and thirty-nine weeks ended October 29, 2011 and October 27, 2012.

The following table reconciles the weighted average common shares outstanding used in the computations of basic and diluted income (loss) per share:

	Thirteen weeks ended		Thirty-nine weeks ended
	October 29, 2011	October 27, 2012	October 29, 2011	October 27, 2012
Numerator:
Net income	$440	$729	$3,651	$819
Dividend paid to preferred shareholders	—	—	—	(62,504)
Dividend paid to unvested restricted shareholders	—	—	—	(2,899)
Series A 8% Convertible Preferred Stock cumulative dividends	(3,964)	—	(11,703)	—
Net income attributable to participating securities	—	(19)	—	—

Net (loss) income attributable to common shareholders	$(3,524)	$710	$(8,052)	$(64,584)

Denominator:
Weighted-average common shares outstanding - basic	15,884,527	52,565,576	15,845,372	29,282,385
Dilutive impact of options	—	393,593	—	—

Weighted-average common share outstanding - diluted	15,884,527	52,959,169	15,845,372	29,282,385

Per common share:
Basic (loss) income per common share	$(0.22)	$0.01	$(0.51)	$(2.21)
Diluted (loss) income per common share	$(0.22)	$0.01	$(0.51)	$(2.21)

As discussed above, the Company is required to use the two-class method to compute basic and diluted income (loss) per common share. During the thirteen and thirty-nine weeks ended October 29, 2011 and the thirty-nine weeks ended October 27, 2012, the dividends paid or accumulated to preferred and unvested restricted shareholders reduced undistributed earnings, to be allocated between common shares and participating securities, to zero, for purposes of calculating net income per share using the two-class method. As such, net losses were solely attributable to common shareholders.

For the thirteen and thirty-nine weeks ended October 29, 2011, preferred stock that could be converted to 30,894,953 shares of common stock were not included in the computations of diluted earnings per share, as the effect of doing so would have been anti-dilutive. The preferred stock was converted to common stock on July 24, 2012 and was included in the computation of income (loss) per share during the thirteen and thirty-nine weeks ended October 27, 2012 on a weighted-average basis.

For the thirteen weeks ended October 27, 2012, the effects of the assumed exercise of combined stock options and warrants of 15,668, were excluded from the calculation of diluted net income as their impact would have been anti-dilutive.

The effects of the assumed exercise of combined stock options and warrants and vesting of restricted share awards of 2,724,839 shares of common stock for the thirteen and thirty-nine weeks ended October 29, 2011 and 2,553,707 shares of common stock for the thirty-nine weeks ended October 27, 2012 were excluded from the calculation of diluted net loss as the effect would be anti-dilutive due to the net losses attributable to common shareholders. The aforementioned excluded shares do not reflect the impact of any incremental repurchases under the treasury stock method.

(2) Income (Loss) Per Common Share

Basic income per common share amounts are calculated using the weighted-average number of common shares outstanding for the period. Diluted income per common share amounts are calculated using the weighted-average number of common shares outstanding for the period and include the dilutive impact of preferred stock using the if-converted method and exercise of stock options and warrants as well as assumed lapse of restrictions on restricted stock awards using the treasury stock method.

The two-class method is used to calculate basic and diluted income (loss) per common share since preferred and restricted stock are participating securities under Accounting Standards Codification (ASC) 260 Earnings per share. The two-class method is an earnings allocation formula that determines income per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Under the two-class method, basic income (loss) per common share is computed by dividing net income (loss) attributable to common shares after allocation of income to participating securities by the weighted-average number of common shares outstanding during the year. Diluted income (loss) per common share is computed using the more dilutive of the two-class method or the if-converted method. In periods of net loss, no effect is given to participating securities since they do not contractually participate in the losses of the Company. The two-class method is the more dilutive method for Fiscal 2009, Fiscal 2010 and Fiscal 2011.

The following table summarizes the potential dilution that could occur if options and warrants to acquire common stock were exercised or converted into common stock and reconciles the weighted average common shares outstanding used in the computations of basic and diluted income (loss) per share:

	Fiscal Year
	2009	2010	2011
Numerator:
Net income	$11,658	$7,023	$16,078
Series A 8% Convertible Preferred Stock cumulative dividends	—	(4,507)	(15,913)
Accretion of Redeemable Convertible Preferred Stock	(4,250)	(3,329)	—

Net income (loss) available to shareholders	7,408	(813)	165
Less: Net income attributable to participating securities	(3,365)	—	(109)

Net income (loss) available to common shareholders	$4,043	$(813)	$56

Denominator:
Weighted average common share outstanding-basic	7,452,811	9,672,195	15,903,599
Option and other dilutive securities	—	—	509

Weighted average common share outstanding-diluted	7,452,811	9,672,195	15,904,108

Per common share:
Basic income (loss) per common share	$0.54	$(0.08)	$—
Diluted income (loss) per common share	$0.54	$(0.08)	$—

As discussed above, the Company is required to use the two-class method to compute basic and diluted income (loss) per common share. In Fiscal 2010, the adjustment to record the increase in redemption value of preferred stock as well as preferred stock dividends (note 5) reduced undistributed earnings, to be allocated between common shares and participating securities, to zero, for purposes of calculating net income per share using the two-class method. As such, net losses were solely attributable to common shareholders.

For Fiscal 2009, Fiscal 2010 and Fiscal 2011, preferred stock that could be converted to 6,205,004, 30,894,953, and 30,894,953 shares of common stock were not included in the computation of diluted earnings per share, as the effect of doing so would have been anti-dilutive.

For Fiscal 2009, Fiscal 2010 and Fiscal 2011, the effects of the assumed exercise of the combined stock options and warrants and vesting of restricted share awards of 2,096,932, 2,440,586 and 2,781,138 shares of common stock, respectively, were excluded from the calculation of diluted net income (loss) as (a) the average stock market price of the related common stock for the periods exceeded the exercise price of the options or warrants, (b) assumed proceeds determined under the treasury stock method resulted in no incremental shares for stock options or restricted stock, or (c) the effect would be antidilutive due to a net loss to common shareholders.

Financing Transactions, Line of Credit and Note Payable	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Financing Transactions, Line of Credit and Note Payable

(3) Financing Transactions, Line of Credit and Note Payable

Financing Transactions

On May 16, 2012, the Company entered into a $100,000 term loan facility with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders (the “Term Loan Facility”). The Company used the net proceeds from the Term Loan Facility and cash on hand to pay a dividend on its common and preferred stock (note 5), totaling $99,451. On the same day, the Company amended and restated its existing senior secured Revolving Credit Facility with Wells Fargo Bank, National Association, which is defined below under “—Line of Credit.” The Company refers to the Term Loan Facility, the Revolving Credit Facility and related transactions as the “Financing Transactions.”

The Term Loan Facility provided for a term loan of $100,000 and matures on the earlier of (i) May 16, 2015 and (ii) the date on which such facility is accelerated following the occurrence of an event of default. The Term Loan Facility provides for interest on borrowings, at the option of the Company, at an alternate base rate which is the greater of (i) the administrative agent’s prime rate in effect on such day and (ii) the federal funds effective rate in effect on such day plus 0.50% with a 2.00% floor, plus a margin of 3.25%, or a London Interbank Offer Rate (“LIBOR”) based rate with a 1.00% floor plus a margin of 4.25%. The credit agreement for the Term Loan Facility includes a maximum consolidated net leverage ratio financial covenant, the calculation of which allows the Company to net up to $10,000 of its cash and cash equivalents against its indebtedness. The Company’s leverage ratio must not exceed 3.25x for the testing periods in calendar year 2012, 2.75x to 2.50x for the testing periods in calendar year 2013, 2.00x for the testing periods in calendar year 2014 and 1.75x thereafter.

The credit agreement for the Term Loan Facility also includes customary negative and affirmative covenants including, among others, limitations on the Company’s ability to: (i) incur additional debt; (ii) create liens; (iii) make certain investments, loans and advances; (iv) sell assets; (v) pay dividends or make distributions or other restricted payments; (vi) engage in mergers or consolidations; or (vii) change its business.

The Term Loan Facility is subject to repayment upon the receipt of certain proceeds, including those from the sale of certain assets, insurance proceeds and indebtedness not otherwise permitted. The Term Loan Facility was also subject to repayment of $50,000 upon the receipt of proceeds from the Company’s initial public offering (the “IPO”). The Company closed its IPO on July 24, 2012. On July 27, 2012, the Company repaid $65,250 of principal on the Term Loan Facility and $683 of interest. On October 26, 2012, the Company repaid $250 of principal on the Term Loan Facility. As of October 27, 2012, the balance outstanding under the Term Loan Facility was $34,500, bearing interest at a rate of 5.25%. Pursuant to the terms of the Term Loan Facility, due to the repayment of $65,250 of principal under the Term Loan Facility in July, the Company is no longer required to make minimum quarterly payments and the unpaid balance will be due upon maturity. In connection with the Term Loan Facility, the Company incurred deferred financing costs of $2,701 which are being amortized over the term of the Term Loan Facility. The amortization is included in interest expense, net, in the statements of operations. In connection with the repayment in July 2012, $1,594 of the deferred financing costs were written off and included in loss on debt extinguishment in the statements of operations. The remaining deferred financing costs, net of amortization, are included in other assets in the balance sheet at October 27, 2012.

Amounts under the credit agreement for the Term Loan Facility may become due upon certain events of default including, among others, failure to comply with the credit agreement’s covenants, bankruptcy, default on certain other indebtedness or a change in control. The default rate under the Term Loan Facility is 2.00% per annum.

All obligations under the Term Loan Facility are secured by substantially all of the Company’s assets.

As of October 27, 2012, the Company was in compliance with the financial covenant and other covenants applicable to it under the Term Loan Facility.

Line of Credit

On August 18, 2006, the Company entered into a loan and security agreement (the “Loan and Security Agreement”) with a bank that included a revolving line of credit with advances tied to a borrowing base. The Loan and Security Agreement has been amended and/or restated several times, the latest on May 16, 2012 (as amended and restated, the “Revolving Credit Facility”), generally to extend the maturity date, increase maximum borrowings, adjust the applicable interest rates and modify certain definitions. The Revolving Credit Facility allows maximum borrowings of $20,000 with advances tied to a borrowing base and expires on the earliest to occur of (i) May 16, 2017, (ii) the date which is 45 days prior to the maturity date of the Term Loan Facility or (iii) upon the occurrence of an event of default. The Revolving Credit Facility may be increased to $30,000 upon certain conditions. The Revolving Credit Facility includes a $5,000 sublimit for the issuance of letters of credit. The borrowing base is 90% of eligible credit card receivables plus 90% of the net recovery percentage of eligible inventory less established reserves. In connection with the Revolving Credit Facility, the Company incurred deferred financing costs of $50 in May 2012 which are being amortized over the remaining term of the Revolving Credit Facility.

The Revolving Credit Facility provides for interest on borrowings, at the option of the Company, at (a) a prime rate plus a margin of (i) 0.75% if excess availability is greater than or equal to 75%, (ii) 1.0% if excess availability is less than 75% but greater than or equal to 33% or (iii) 1.25% if excess availability is less than 33% or (b) a LIBOR-based rate plus a margin of (i) 1.75% if excess availability is greater than or equal to 75%, (ii) 2.00% if excess availability is less than 75% but greater than or equal to 33% or (iii) 2.25% if excess availability is less than 33%. The Revolving Credit Facility further provides for a letter of credit fee equal to the LIBOR-based rate plus (i) 1.75% if excess availability is greater than or equal to 75%, (ii) 2.00% if excess availability is less than 75% but greater than or equal to 33% or (iii) 2.25% if excess availability is less than 33%. The Revolving Credit Facility also contains an unused credit facility fee of 0.375% per annum and is subject to a servicing fee of $12 per year.

The Revolving Credit Facility includes a covenant which requires the Company to maintain minimum excess collateral availability of no less than the greater of (i) 10% of the then effective maximum credit and (ii) $3,000.

The Revolving Credit Facility also includes customary negative and affirmative covenants including, among others, limitations on the Company’s ability to (i) incur additional debt; (ii) create liens; (iii) make certain investments, loans and advances; (iv) sell assets; (v) pay dividends or make distributions or other restricted payments; (vi) engage in mergers or consolidations; or (vii) change its business.

Additionally, the Revolving Credit Facility is subject to payment upon the receipt of certain proceeds, including those from the sale of certain assets and is subject to an increase in the interest rate on borrowings and the letter of credit fee of 2.0% upon an event of default. Amounts under the Revolving Credit Facility may become due upon certain events of default including among others, failure to comply with the Revolving Credit Facility covenants, bankruptcy, default on certain other indebtedness or a change in control.

All obligations under the Revolving Credit Facility are secured by substantially all of the Company’s assets.

As of October 27, 2012, the Company was in compliance with the covenants applicable to it under the Revolving Credit Facility. During the thirty-nine weeks ended October 27, 2012, there were no borrowings under the Revolving Credit Facility.

Note Payable

On December 10, 2010 the Company entered into a loan and security agreement (the “Note”) for $250 with a governmental authority. On May 13, 2012, a portion of the Note ($200) was converted to a grant upon the Company meeting certain non-financial conditions and the remainder of $50 was paid back in full along with interest outstanding.

(3) Line of Credit and Note Payable

On August 18, 2006, the Company entered into a Loan and Security Agreement with a bank that included a revolving line of credit with advances tied to a borrowing base. The bank has the right to reduce the borrowing base by establishing reserves. The Loan and Security Agreement has been amended and/or restated several times, the latest on November 29, 2011 (as amended and restated, the Credit Agreement), generally to extend the maturity date, increase maximum borrowings, adjust the applicable interest rates and modify certain definitions.

The Credit Agreement allows maximum borrowings of $20,000 and expires on May 31, 2013. If the Company requests and the bank agrees, the maximum borrowings of $20,000 can be increased to $30,000 in $2,500 increments upon the payment of an additional closing fee of 0.25%. The Credit Agreement provides for interest on borrowings, at the option of the Company, at a prime rate (3.25% at January 28, 2012) plus a margin of 2.0% or a LIBOR-based rate (0.27% at January 28, 2012) plus a margin of 3.0% and a letter of credit fee equal to the LIBOR-based rate plus 2.0%. The Credit Agreement also contains an unused credit facility fee of 0.375% per annum and is subject to a servicing fee of $12 per year.

The borrowing base is 90% of eligible credit card receivables, as defined, plus 85% of the net recovery percentage of eligible inventory, as defined, less established reserves. The Company is required to maintain minimum excess collateral availability, as defined, of 15% of the then effective maximum credit. The Company had approximately $20,000 available on the line of credit for borrowings at January 28, 2012 based upon the borrowing base.

The Credit Agreement is secured by all assets of the Company and contains certain nonfinancial covenants which place restrictions on certain transactions, including, among others, the level of capital expenditures, certain distributions, the sale of certain assets, the merger or consolidation of the Company, incurring certain indebtedness and liens, and changes in the Company’s business or certain officers.

Additionally, the Credit Agreement is subject to payment upon the Company’s receipt of certain proceeds, as defined, including those from the sale of certain assets, income tax refunds, and insurance or settlement proceeds, and is subject to an increase in the interest rate on borrowings and the letter of credit fee of 2% upon an event of default, as defined. Amounts under the Credit Agreement may become due upon certain events of default including among others, failure to comply with the Credit Agreement’s covenants, bankruptcy, default on certain other indebtedness, a change in control, or a material adverse change in the business, assets or prospects of the Company, as defined.

During Fiscal 2009, there were no borrowings or interest expense under the Credit Agreement. During Fiscal 2010, the maximum borrowings and weighted average interest rate under the Credit Agreement were $8,247 and 4.85%, respectively, and interest expense was $53. During Fiscal 2011, there were no borrowings or interest expense under the Credit Agreement.

The Company has incurred costs of approximately $341 in connection with the Credit Agreement and its amendments, which are included in other assets on the accompanying balance sheets. These deferred financing costs are amortized over the term of the Credit Agreement or the related amendment and have a net balance of $66 and $38 as of January 29, 2011 and January 28, 2012, respectively.

On December 10, 2010 the Company entered into a Loan and Security Agreement (the Note) for $250 with a governmental authority. The Note accrues interest at 3.25% and interest is payable monthly. The principal amount and any unpaid and accrued interest is due on April 1, 2013. The Note is collateralized by certain assets of the Company. Additionally, a portion or all of the Note is subject to conversion to a grant upon the Company meeting certain non-financial conditions, as defined.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Commitments and Contingencies

(4) Commitments and Contingencies

The Company leases property and equipment under non-cancelable operating leases. Certain retail store lease agreements provide for contingent rental payments if the store’s net sales exceed stated levels (percentage rents) and/or contain escalation clauses, which provide for increases in base rental for increases in future operating costs. Many of the Company’s leases provide for one or more renewal options for periods ranging from five to seven years. The Company’s operating lease agreements, including assumed extensions which are generally those that take the lease to a ten-year term, expire through 2022.

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of October 27, 2012, are as follows:

	Retail stores	Corporate office and distribution centers(1)	Total
Fiscal year:
Remaining 2012	$8,382	$528	$8,910
2013	36,481	2,858	39,339
2014	36,252	4,413	40,665
2015	34,207	4,678	38,885
2016	31,086	3,097	34,183
Thereafter	133,678	15,564	149,242

	$280,086	$31,138	$311,224

(1)	On September 27, 2012, the Company executed a lease agreement for a second distribution center located in Olive Branch, Mississippi. The building is approximately 600,000 square feet with a lease term of 10 years and provides renewal options for three successive five-year periods. The future minimum lease payments for the new distribution center are approximately $16,725 over the initial ten year period.

Rent expense, including base and contingent rent under operating leases, was $6,789 and $8,658 for the thirteen weeks ended October 29, 2011 and October 27, 2012, respectively. Contingent rents were $77 and $147 for the thirteen weeks ended October 29, 2011 and October 27, 2012, respectively. Rent expense, including base and contingent rent under operating leases, was $17,768 and $23,890 for the thirty-nine weeks ended October 29, 2011 and October 27, 2012, respectively. Contingent rents were $271 and $321 for the thirty-nine weeks ended October 29, 2011 and October 27, 2012, respectively.

The Company has employment agreements with certain key employees that provide for, among other things, salary, bonus, severance, and change-in-control provisions. The severance and change of control provisions under these agreements provide for additional payments upon employee separation of up to approximately $3,800.

From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, the outcome of such actions will not have a material adverse effect on the Company’s financial condition or results of operations.

As of October 27, 2012, the Company has other purchase commitments of approximately $3,341 consisting of purchase agreements for materials for approximately $241 that will be used in the construction of new stores and approximately $3,100 consisting of purchase commitments for infrastructure and systems that will be implemented in the construction of the second distribution center.

(4) Commitments and Contingencies

The Company leases property and equipment under non-cancelable operating leases. Certain retail store lease agreements provide for contingent rental payments if the store’s net sales exceed stated levels (percentage rents) and/or contain escalation clauses, which provide for increases in base rental for increases in future operating costs. Many of the Company’s leases provide for one or more renewal options for periods ranging from five to seven years. The Company’s operating lease agreements, including assumed extensions which are generally those that take the lease to a ten-year term, expire through 2022.

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of January 28, 2012, are as follows:

	Retail stores	Corporate office and distribution center	Total
Fiscal year:
2012	$28,553	$2,097	$30,650
2013	30,759	2,426	33,185
2014	30,245	2,688	32,933
2015	29,654	2,953	32,607
2016	28,061	1,372	29,433
Thereafter	104,794	4,445	109,239

	$252,066	$15,981	$268,047

Rent expense, including base and contingent rent under operating leases, was $11,912, $16,871 and $23,607 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. Contingent rents were $82, $349 and $490 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively.

The Company has employment agreements with certain key employees that provide for, among other things, salary, bonus, severance, and change-in-control provisions. The severance and change of control provisions under these agreements provide for additional payments upon employee separation of up to approximately $3,400.

From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, the outcome of such actions will not have a material adverse effect on the Company’s financial condition or results of operations.

The Company has other purchase commitments of $1,739 as of January 28, 2012, consisting primarily of inventory purchase orders.

Shareholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Shareholders' Equity (Deficit)

(5) Shareholders’ Equity (Deficit)

Preferred Stock

Prior to the closing of the IPO on July 24, 2012, the Company had outstanding 89,291,773 shares of Series A 8% Convertible Preferred Stock, which were entitled to receive cumulative dividends of 8% of their original issue price of $2.17 per share per year compounded annually and payable in cash when and if declared by the Company’s board of directors; however, the Company could not pay, unless otherwise consented to by the holders of Series A 8% Convertible Preferred Stock, any dividends on common stock unless an equal amount of dividends per share (on an as converted basis) was simultaneously paid to the holders of the Series A 8% Convertible Preferred Stock. Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock and ceased to be entitled to the payment of any dividends that accrued on such shares as of the effective time of the conversion.

In the event of any liquidation, dissolution, or winding up of the Company, as defined, or deemed liquidation event, as defined, the holders of the Series A 8% Convertible Preferred Stock were entitled to receive the greater of the original issue price of $2.17 per share plus any accrued and unpaid dividends, or the amount that would have been paid if the Series A 8% Convertible Preferred Stock was converted to common stock, before any payment was made to the common shareholders. The Series A 8% Convertible Preferred Stock was presented outside of shareholders’ equity (deficit) since its redemption under certain circumstances was beyond the control of the Company’s management.

Common Stock

In March 2012, options to purchase 2,020,620 shares of common stock granted during Fiscal 2010, including options to purchase 1,010,310 shares that were subject to time-based and performance-based vesting, were cancelled and an equal number of restricted shares were granted. One-third of the shares vested in March 2012 and the remaining two-thirds vest in equal installments on the first and second anniversary of the grant.

In connection with the cancellation and grant, the Company will record total compensation expense of $17,400 including $5,300 which was recorded on the date of the modification and the remainder on a straight-line basis over the two-year vesting period.

In March 2012, the Company granted warrants to purchase 11,245 shares of common stock at an exercise price of $11.21 per share to professional service providers. During the thirty-nine weeks ended October 27, 2012, 23,012 warrants were exercised and, as of October 27, 2012, no warrants remained outstanding.

On July 18, 2012, two members of the board of directors were each issued 3,529 restricted shares of common stock. These shares vest and become free of forfeiture restrictions on the earlier of: (i) the one-year anniversary of the issuance date or (ii) the date of the Company’s next annual shareholder meeting following the issuance date.

On July 24, 2012, the Company completed the IPO of 11,057,692 shares of common stock at a price of $17.00 per share. The common stock was listed on The NASDAQ Global Select Market under the symbol “FIVE.” The shares sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-180780), which was declared effective by the SEC on July 18, 2012. Of the 11,057,692 shares sold in the IPO, the Company issued 4,807,692 shares, and 6,250,000 shares were sold by selling shareholders of the Company, including 1,442,308 shares sold pursuant to the exercise in full of the underwriters’ over-allotment option. The Company did not receive any proceeds from shares sold by the selling shareholders. The Company received proceeds of $73,263, net of $8,467 in underwriting discounts and legal, accounting and other fees incurred in connection with the IPO. Of the $73,263 net proceeds received from the IPO, $65,250 and $683, respectively, were used to repay principal and interest under the Term Loan Facility that existed as of the date of the IPO. The remaining net proceeds of the IPO were used for general corporate purposes, including working capital.

On September 27, 2012, the Company’s board of directors approved the Five Below, Inc. 2012 Employee Stock Purchase Plan (the “ESPP”), subject to shareholder approval at the next annual meeting. If the shareholder’s do not approve the ESPP, then the ESPP will be terminated and any contributions will be returned to the participants without interest and without the purchase of shares. Subject to shareholder approval, the ESPP became effective January 1, 2013 and is intended to be qualified as an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code of 1986. The ESPP allows eligible employees the opportunity to purchase shares of the Company’s common stock through payroll deductions at a discount of 10% of the fair market value of such shares on the purchase date. Under the ESPP, the number of shares of common stock reserved for issuance, which is subject to other limitations, is 500,000 shares and the purchase of shares by any participant is limited to (i) the number of shares obtained by dividing $10,000 by the fair market value in any offering period or (ii) $10,000 worth of such stock in any calendar year.

Dividends

On May 15, 2012, the Company declared and subsequently paid on May 16, 2012 a dividend of $2.02 per share on shares of common stock (including restricted shares) and on an as-converted basis on shares of Series A 8% Convertible Preferred Stock totaling $99,451. Refer to note 6 for additional information regarding changes to outstanding stock options resulting from the dividend payment.

(5) Shareholders’ Equity

As of January 28, 2012, the Company is authorized to issue 120,000,000 shares of $0.01 par value common stock and 100,000,000 shares of $0.01 par value preferred stock. The holders of the common stock are entitled to one vote per share of common stock and are entitled to receive dividends if declared by the board of directors. The preferred stock may be issued from time to time in series as designated by the board of directors. The designations, powers, preferences, voting rights, privileges, options, conversion rights, and other special rights of the shares of each such series and the qualifications, limitations and restrictions thereof shall be designated by the board of directors. As of January 28, 2012, the board of directors has designated 90,000,000 shares of preferred stock as Series A 8% Convertible Preferred Stock.

Preferred Stock

In Fiscal 2005, Fiscal 2006 and Fiscal 2007, the Company issued an aggregate of 6,173,030 shares of Series A Redeemable Convertible Preferred Stock (the Series A Preferred Stock) for aggregate cash proceeds of $13,020, net of aggregate offering costs of $252. In connection with the offerings, the Company also issued warrants to originally purchase 138,353 shares of common stock at $6.21 per share (see below). The relative fair value of the warrants ($396 in aggregate) was recorded as additional paid-in capital and was being accreted to the Series A Preferred Stock through its earliest redemption dates. The offering costs incurred in connection with the issuances were also being accreted to the Series A Preferred Stock through its earliest redemption dates.

In Fiscal 2008, the Company issued an aggregate of 8,006,984 shares of Series A-1 Redeemable Convertible Preferred Stock (the Series A-1 Preferred Stock) for aggregate cash proceeds of $16,298, net of aggregate offering costs of $917. In connection with the offerings, the Company also issued warrants to purchase 1,051,127 shares of common stock at $4.91 per share. The relative fair value of the warrants ($1,442) was recorded as additional paid-in capital and was being accreted to the Series A-1 Preferred Stock through its earliest redemption dates. The offering costs incurred in connection with the issuances were also being accreted to the Series A-1 Preferred Stock through its earliest redemption dates.

In connection with the Fiscal 2008 offerings, the per share exercise price for warrants previously issued during the Company’s prior Series A Preferred Stock offerings was reduced from $6.21 per share to $4.91 per share and the number of shares of common stock for which such warrants were exercisable was increased by a factor of approximately 1.26 so that the aggregate exercise price of the warrants remained unchanged and the warrants were entitled to purchase 174,972 shares of common stock. Warrants to purchase 4,376 shares of common stock were exercised in July 2010.

Also in Fiscal 2008, as a result of a modification to the conversion ratio of the outstanding Series A Preferred Stock, the fair value of a beneficial conversion feature in the amount of $1,011 was recorded and was being accreted to the Series A Preferred Stock through its earliest redemption dates.

On October 13, 2010, the holders of the Series A and A-1 Preferred Stock converted all of their outstanding shares of Series A and A-1 Preferred Stock into the Company’s common stock according to the conversion ratio specified in the Company’s then amended and restated Certificates of Designations. As a result, 6,173,030 shares and 8,006,984 shares of Series A Preferred Stock and Series A-1 Preferred Stock, respectively, were converted into 6,205,004 shares of common stock.

On October 14, 2010, the holders of the warrants to purchase common stock issued in connection with the Series A and A-1 Preferred Stock exchanged their warrants for (i) the number of shares of common stock equal to the purchase of the number of shares underlying such warrants, and (ii) an amount of cash equal to $13.235902637 per share less the aggregate exercise price of such warrant. As a result, the warrants were exchanged for 1,221,722 shares of common stock and net cash of $10,168.

On October 14, 2010, the Company issued 89,291,773 shares of Series A 8% Convertible Preferred Stock for cash proceeds of $191,855, net of offering costs of $2,145.

Under the Company’s second amended and restated Certificate of Designations, each share of the Series A 8% Convertible Preferred Stock is convertible into 0.3460 shares of common stock, subject to adjustment as defined. The holders of the Series A 8% Convertible Preferred Stock may designate the election of five members of the Company’s board of directors, or, if the board of directors is comprised of greater than eight directors, a majority of the directors. Upon the approval of the majority of the holders of the Series A 8% Convertible Preferred Stock or effective upon the closing of a qualified public offering, as defined, all shares of Series A 8% Convertible Preferred Stock will automatically convert into common stock. Each holder of the Series A 8% Convertible Preferred Stock is entitled to one vote for each share of common stock into which the shares of the Series A 8% Convertible Preferred Stock held are convertible. The Series A 8% Convertible Preferred Stock is entitled to receive cumulative dividends of 8% of its original issue price of $2.17 per share per year compounded annually and payable in cash when and if declared by the Company’s board of directors; however, the Company shall not pay, unless otherwise consented to by the holders of Series A 8% Convertible Preferred Stock, any dividends on common stock unless an equal amount of dividends per share (on an as converted basis) is simultaneously paid to the holders of the Series A 8% Convertible Preferred Stock. Cumulative dividends in arrears as of January 28, 2012 were $20,420 ($0.23 per share). The outstanding shares of the Series A 8% Convertible Preferred Stock are also entitled to certain anti-dilution rights, as defined.

In the event of any liquidation, dissolution, or winding up of the Company, as defined, or deemed liquidation event, as defined, the holders of the Series A 8% Convertible Preferred Stock will be entitled to receive the greater of the original issue price of $2.17 per share plus any accrued and unpaid dividends, or the amount that would have been paid if the Series A 8% Convertible Preferred Stock was converted to common stock, before any payment is made to the common shareholders. The Series A 8% Convertible Preferred Stock is presented outside of shareholders’ equity (deficit) since its redemption under certain circumstances is beyond the control of the Company’s management.

Approval of the holders of a majority of the shares of the Series A 8% Convertible Preferred Stock is required for, among other items, the authorization, issuance, or redemption of stock, changes in the Company’s Articles of Incorporation or By-laws, changes in the senior management and incurrence of debt or participation in certain transactions above a certain threshold.

Common Stock

The Company’s Executive Chairman of the Board and the CEO were co-founders of the Company and own a combined 3,537,475 shares of the Company’s outstanding common stock at January 28, 2012.

A shareholder of the Company’s common stock has executed an irrevocable proxy appointing David Schlessinger, Executive Chairman of the Board of the Company, as proxy. The proxy is empowered, and may exercise the irrevocable proxy, to vote the shares at any time and at any meeting of the shareholders of the Company, however called, including written actions by consent of shareholders. The irrevocable proxy is effective upon execution (with subscription agreement) and terminates, with respect to the designated shares, upon the earlier of (i) the longest period of time allowable under applicable law from the execution date and (ii) a transfer of such designated shares after the closing of an underwritten public offer for cash on a firm commitment basis pursuant to an effective registration statement filed pursuant to the Securities Act of 1933, as amended, covering the sale of the Company’s capital stock, as defined.

Certain shareholders of the Company’s common stock have each executed an irrevocable proxy appointing David Schlessinger as proxy, while certain other shareholders of the Company’s common stock have each executed an irrevocable proxy appointing Thomas Vellios as proxy. In each case, the proxy is empowered, and may exercise the irrevocable proxy, to vote the shares at any time and at any meeting of the shareholders of the Company, however called, including written actions by consent of shareholders. The irrevocable proxy is effective upon execution (with subscription agreement) and terminates, with respect to the designated shares, upon the earlier of (i) the fifth (5th) anniversary of the date of the proxy and (ii) a transfer of such designated shares after the closing of an underwritten public offer for cash on a firm commitment basis pursuant to an effective registration statement filed pursuant to the Securities Act of 1933, as amended, covering the sale of the Company’s capital stock, as defined.

The Company and its shareholders have entered into an Amended and Restated Investors Rights Agreement and a Second Amended and Restated Shareholders Agreement, which provide for, among others, certain registration, information, first refusal, co-sale, observer, bring along and board of director voting rights. The Second Amended and Restated Shareholders Agreement also provides for certain restrictions and obligations with respect to the stock of the Company held by the Company’s shareholders, including limits on the transfer of stock held by shareholders.

In connection with a common stock sale that closed in 2004, the Company issued warrants to purchase 23,406 shares of common stock at a price of $4.91 per share. The fair value of these warrants is included in additional paid-in capital in the accompanying financial statements. The warrants were exercised in September 2009.

In January 2007, the Company granted warrants to purchase 41,520 shares of common stock at an exercise price of $6.21 per share to a merchandise vendor and professional service provider. Warrants to purchase 34,600 shares of common stock expired unexercised in January 2008 and the remaining warrants to purchase 6,920 shares of common stock were exercised in October 2010. The fair value of the warrants ($46) was recorded as expense in Fiscal 2006.

In March 2008, the Company granted warrants to purchase 43,813 shares of common stock at an exercise price of $6.21 per share to professional service providers and a merchandise vendor. Warrants to purchase 34,600 shares of common stock issued to the merchandise vendor expired unexercised in April 2009. Warrants to purchase 1,730 and 7,483 shares of common stock to professional service providers were exercised in September 2009 and October 2010, respectively. The fair value of the warrants ($41) was recorded as expense in Fiscal 2007.

In February 2009 and May 2009, the Company granted warrants to purchase 13,840 and 1,730 shares of common stock, respectively, at an exercise price of $4.91 per share to professional service providers. The warrants were exercised in October 2010. The fair value of the warrants ($21) and ($3) was recorded as expense in Fiscal 2008 and Fiscal 2009, respectively.

In May 2010, the Company granted warrants to purchase 27,680 shares of common stock at an exercise price of $11.45 per share to professional service providers that were exercised in October 2010. The fair value of the warrants ($203) was recorded as expense in Fiscal 2010.

On October 13, 2010, the board of directors declared a cash dividend of $13.24 per share, or $196,726 in the aggregate, which was paid on October 14, 2010 to shareholders of record on October 13, 2010. Of this amount, $4,309 was recorded as additional compensation expense (note 6).

In February 2011, the Company granted warrants to purchase 13,840 shares of common stock at an exercise price of $6.30 per share to professional service providers, of which 5,191 were exercised in November 2011. The fair value of the warrants ($25) was recorded as expense in Fiscal 2010.

In May 2011, the Company granted warrants to purchase 3,114 shares of common stock at an exercise price of $6.30 per share to a professional service provider. The fair value of the warrants ($6) was recorded as expense in Fiscal 2011.

As of January 28, 2012, there were warrants to purchase 11,764 shares of common stock at an exercise price of $6.30 per share outstanding.

In November 2011, the Company issued 159,248 shares of common stock for cash proceeds of $1,110 to an incoming member of the Company’s board of directors.

Common Stock Options	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Common Stock Options

(6) Common Stock Options

Effective July 26, 2002, the Company adopted the 2002 Equity Incentive Plan (the “Plan”) pursuant to which the Company’s board of directors may grant stock options and restricted shares to officers, directors, key employees, and professional service providers. The Plan, as amended as of July 24, 2012, increased the number of shares authorized for issuance under the Plan to a total of 7,600,000 shares. All stock options have a term not greater than 10 years. Stock options vest and become exercisable in whole or in part, in accordance with vesting conditions set by the Company’s board of directors. Options granted to date generally vest over four years from the date of grant. As of October 27, 2012, 5,046,157 stock options or restricted shares were available for grant.

On May 23, 2012, the Company’s board of directors, in accordance with the Plan’s documents, approved an equitable adjustment to all options outstanding on the date of the Company’s dividend declaration to reflect the dividend value received by the Company’s common and preferred shareholders. The exercise price of each outstanding option was reduced by $2.02. The adjustment did not result in additional compensation expense given the adjustment was required under the Plan’s documents and there was no increase in the fair value of the awards before and after payment of the dividend and adjustment of the awards.

On August 25, 2010, the Company’s board of directors agreed to allow option holders, as of that date, to exercise, during a twenty day offer period, all options issued and outstanding under the Plan, regardless if those options were vested and exercisable (“Vested Options”) or were not currently vested and exercisable (“Unvested Options”).

On October 13, 2010, the holders of the stock options exercised all of their outstanding Vested Options and Unvested Options to purchase shares of the Company’s common stock. The Unvested Options were exercised for restricted shares of common stock that have the same vesting schedule as the Unvested Options that were exercised for those shares. The restricted shares are subject to repurchase by the Company should the option holder’s employment be terminated prior to the vesting at a purchase price equal to the lesser of: (i) the exercise price paid for the restricted shares, and (ii) the fair market value of the restricted shares at the time of repurchase. For accounting purposes, as the shares remain subject to their original vesting provisions, the early exercises are being recorded as if the original options remain outstanding until the respective shares vest. Exercise proceeds received prior to the shares vesting are recorded as a deposit liability in other accrued expenses on the balance sheets. As of October 27, 2012, $392 was recorded as a deposit liability.

The following table summarizes the activity related to the restricted shares of common stock:

	Number of shares	Deposit liability
Unvested, January 28, 2012	141,927	$1,131
Vested	(95,347)	(719)
Repurchases upon employee termination	(3,308)	(20)

Unvested, October 27, 2012	43,272	$392

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 28, 2012	2,627,955	$6.47	9.0
Granted	642,210	15.09
Forfeited	(93,266)	9.19
Cancelled (see note 5)	(2,020,620)	6.30
Exercised	—	—

Balance at October 27, 2012 (1)	1,156,279	$9.57	9.4

Exercisable at October 27, 2012	10,408	$6.31	8.1

(1)	The weighted-average exercise price at October 27, 2012 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012, as described above.

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Thirty-nine Weeks Ended
	October 29, 2011	October 27, 2012
Expected volatility	50.0%	50.0%
Risk-free interest rate	2.1%	1.4%
Expected life of options	7.0 years	6.3 years
Expected dividend yield	—	—

The Company uses the simplified method to estimate the expected term of the option. Expected volatility was based upon historical volatility analysis of public company peers, and the risk-free rate for the expected term of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

The per-share weighted average grant-date fair value of stock options granted to employees, including outside directors, for the thirty-nine weeks ended October 29, 2011 and October 27, 2012 was $3.45 and $7.54 respectively.

As of October 27, 2012, there was $16,209 of total unrecognized compensation costs related to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted average vesting period of 1.7 years.

(6) Common Stock Options

Effective July 26, 2002, the Company adopted the 2002 Equity Incentive Plan (the Plan) pursuant to which the Company’s board of directors may grant stock options and restricted shares to officers, directors, key employees, and professional service providers. The Plan, as amended as of October 13, 2010, increases the number of shares available for issuance under the Plan to 4,716,727 shares of authorized but unissued common stock. All stock options have a term not greater than 10 years. Stock options vest and become exercisable in whole or in part, in accordance with vesting conditions set by the Company’s board of directors. Options granted to date generally vest over four years from the date of grant.

On August 25, 2010, the Company’s board of directors agreed to allow option holders, as of that date, to exercise, during a twenty day offer period, all options issued and outstanding under the Plan, regardless if those options were vested and exercisable (Vested Options) or were not currently vested and exercisable (Unvested Options). The Company recorded $4,309 of additional compensation cost in Fiscal 2010 to reflect the incremental value associated with the modification of the options, which was primarily related to the value of the dividends received by the exercisers before the original vesting date (see below).

On October 13, 2010, the holders of the stock options exercised all of their outstanding Vested and Unvested Options to purchase shares of the Company’s common stock. The Unvested Options were exercised for restricted shares of common stock that have the same vesting schedule as the Unvested Options that were exercised for those shares. The restricted shares are subject to repurchase by the Company should the option holder’s employment be terminated prior to the vesting at a purchase price equal to the lesser of: (i) the exercise price paid for the restricted shares, and (ii) the fair market value of the restricted shares at the time of repurchase. For accounting purposes, as the shares remain subject to their original vesting provisions, the early exercises are being recorded as if the original options remain outstanding until the respective shares vest. Exercise proceeds received prior to the shares vesting are recorded as a deposit liability in other accrued expenses on the accompanying balance sheets. As of January 29, 2011 and January 28, 2012, $1,860 and $1,131 respectively, was recorded as a deposit liability. Due to the modification of the options to allow early exercise, dividends received by the exercisers before the original vesting date were recorded as additional compensation expense.

The following table summarizes the activity related to the restricted shares of common stock:

	Number of shares	Deposit liability
Unvested, issued upon option exercises on October 13, 2010	325,521	$1,933
Vested	(21,121)	(73)

Unvested, January 29, 2011	304,400	1,860
Vested	(135,657)	(491)
Repurchases upon employee termination	(26,816)	(238)

Unvested, January 28, 2012	141,927	$1,131

Stock option activity under the Plan was as follows:

	Shares available for grant	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 31, 2009	100,395	762,012	$3.41
Granted	(121,446)	121,446	3.47
Forfeited	42,155	(42,155)	3.47
Exercised	—	(443)	3.47

Balance at January 30, 2010	21,104	840,860	3.41	6.9
Increase in authorized shares	3,799,827	—	—
Granted	(2,427,690)	2,427,690	6.93
Forfeited	6,736	(6,736)	3.88
Exercised	—	(1,125,629)	5.64

Balance at January 29, 2011	1,399,977	2,136,185	6.31	9.7
Granted	(611,313)	611,313	7.03
Forfeited	119,543	(119,543)	6.40
Exercised	—	—	—

Balance at January 28, 2012	908,207	2,627,955	6.47	9.0

Exercisable at January 28, 2012		—

Included in the options granted during Fiscal 2010 and outstanding as of January 28, 2012 are options to purchase 1,010,310 shares of common stock, which vest incrementally only upon the achievement of certain performance targets including achieving targeted internal rates of return for the Company’s preferred shareholders or the Company achieving certain market capitalization levels subsequent to an initial public offering. As of January 28, 2012, no compensation expense has been recognized for these options since the Company’s management determined that the performance targets were not probable of achievement at that date. Subsequent to January 28, 2012, these options were cancelled (note 11).

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal Year
	2009	2010	2011
Expected volatility	50.0%	50.0%	50.0%
Risk-free interest rate	2.9%	1.8%	2.0%
Expected life of options	7.0 years	7.0 years	7.0 years
Expected dividend yield	—	—	—

The Company uses the simplified method to estimate the expected term of the option. Expected volatility is based upon historical volatility analysis of public company peers, and the risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The per-share weighted average grant-date fair value of stock options granted to employees, including outside directors, in Fiscal 2009, Fiscal 2010 and Fiscal 2011 was $1.45, $3.41 and $3.58 respectively. The total intrinsic value of stock options exercised during Fiscal 2009, Fiscal 2010 and Fiscal 2011 was zero, $15,621 and zero, respectively.

As of January 28, 2012, there was $10,624 of total unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the Plan, excluding options that vest upon the achievement of performance targets. That cost is expected to be recognized over a weighted average vesting period of 2.3 years.

The Company currently uses authorized and unissued shares to satisfy option award exercises.

Income Taxes	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Income Taxes

(7) Income Taxes

The following table summarizes the Company’s income tax expense and effective tax rates for the thirteen and thirty-nine weeks ended October 29, 2011 and October 27, 2012:

	Thirteen Weeks Ended		Thirty-nine Weeks Ended
	October 29, 2011	October 27, 2012	October 29, 2011	October 27, 2012
Income before income taxes	$733	$1,284	$6,080	$1,446
Income tax expense	293	555	2,429	627
Effective tax rate	40.0%	43.2%	40.0%	43.4%

The effective tax rates for the thirteen and thirty-nine weeks ended October 29, 2011 and October 27, 2012 were based on the Company’s forecasted annualized effective tax rates, adjusted for discrete items primarily related to changes in state apportionment factors.

For the thirteen weeks ended October 29, 2011 and October 27, 2012, total income taxes paid were $107 and zero, respectively. For the thirty-nine weeks ended October 29, 2011 and October 27, 2012, total income taxes paid were $305 and $10,683, respectively.

The Company had no material accrual for uncertain tax positions or interest or penalties related to income taxes on the Company’s balance sheets at October 29, 2011, January 28, 2012 or October 27, 2012, and has not recognized any material uncertain tax positions or interest and/or penalties related to income taxes in the statement of operations for the thirteen or thirty-nine weeks ended October 29, 2011 or October 27, 2012.

The Company files a federal income tax return as well as state tax returns. The Company’s U.S. federal income tax returns for the years ended January 30, 2010 and thereafter remain subject to examination by the U.S. Internal Revenue Service (“IRS”). State returns are filed in various state jurisdictions, as appropriate, with varying statutes of limitation and remain subject to examination for varying periods.

(7) Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Through January 31, 2009, due to the uncertainty of the Company’s ability to realize the benefit of the net deferred tax asset, the net deferred tax assets were fully offset by a valuation allowance. The determination that the full valuation allowance was required was based largely on the history of losses experienced by the Company and the cumulative losses experienced for the three years ended January 31, 2009.

As of January 30, 2010, the Company re-evaluated the realizability of the deferred tax assets. Based upon significant Fiscal 2010 pretax income, the Company had net cumulative pretax income for the three years ended January 30, 2010. Based upon the achievement of the cumulative pretax income for the three years ended January 30, 2010 and the Company’s estimates of projected future profitability, management believed that it was more likely than not that the benefit of its net deferred tax assets would be realized and therefore reversed the valuation allowance against its net deferred tax assets. Accordingly, the Company recognized a deferred tax benefit of $7,419 related to the reduction of the valuation allowance in Fiscal 2009.

As of January 28, 2012, no valuation allowance has been provided for net deferred tax assets as management continues to believe that it is more likely than not that the Company will realize the deferred tax assets at January 28, 2012.

The components of the income tax (benefit) expense are as follows:

	Fiscal Year
	2009	2010	2011
Current:
Federal	$127	$4,080	$6,979
State	47	1,389	3,124

	174	5,469	10,103

Deferred:
Federal	2,078	(673)	1,434
State	314	(43)	(1,378)

	2,392	(716)	56

Adjustments to the beginning-of-year valuation allowance	(7,419)	—	—

Income tax (benefit) expense	$(4,853)	$4,753	$10,159

The reconciliation of the statutory federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal Year
	2009	2010	2011
Statutory federal tax rate	34.0%	34.0%	35.0%
State taxes, net of federal benefit	5.7	5.7	5.6
Other	(2.0)	0.7	(1.9)
Changes in valuation allowance	(109.0)	—	—

	(71.3)%	40.4%	38.7%

Significant components of deferred tax assets and liabilities consist of the following:

	January 29, 2011	January 28, 2012

Deferred tax assets:
Net operating loss carryforwards	$1,110	$—
Inventories	1,412	1,920
Alternative minimum tax credits	225	—
Deferred revenue	56	71
Accrued bonus	—	2,907
Deferred rent	6,093	9,000
Other	342	381

Deferred tax assets	9,238	14,279

Deferred tax liabilities:
Property and equipment	(5,098)	(10,404)
Other	(527)	(318)

Deferred tax liabilities	(5,625)	(10,722)

	$3,613	$3,557

The Company had no material accrual for uncertain tax positions or interest or penalties related to income taxes on the Company’s balance sheets at January 29, 2011 or January 28, 2012, and has not recognized any material uncertain tax positions or interest and/or penalties related to income taxes in the statement of operations for Fiscal 2009, Fiscal 2010 or Fiscal 2011.

The Company files a federal income tax return as well as state tax returns. The Company’s U.S. federal income tax returns for the years ended January 30, 2010 and thereafter remain subject to examination by the U.S. Internal Revenue Service (IRS). State returns are filed in various state jurisdictions, as appropriate, with varying statutes of limitation and remain subject to examination.

Related-Party Transactions	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Related-Party Transactions

(8) Related-Party Transactions

During the thirteen weeks ended October 29, 2011 and October 27, 2012, the Company incurred fees of $80 and $574, respectively, related to services provided by certain shareholders and professional service firms for which certain shareholders are partners. Fees related to the thirteen weeks ended October 27, 2012 were primarily IPO-related fees.

During the thirty-nine weeks ended October 29, 2011 and October 27, 2012, the Company incurred fees of $301 and $3,312, respectively, related to services provided by certain shareholders and professional service firms for which certain shareholders are partners. Fees related to the thirty-nine weeks ended October 27, 2012 were primarily IPO-related fees.

(8) Related-Party Transactions

During Fiscal 2009, the Company extended a loan of $250 to an officer. The loan accrued interest at 4.11% and was payable on an annual basis with the first interest payment due on March 1, 2011. The loan required mandatory prepayments of the full principal amount and unpaid accrued interest upon the occurrence of certain events as defined in the related agreement. The loan was collateralized by a pledge of common stock of the Company owned by the officer. On October 13, 2010, the principal of $250 and interest was paid in full. Interest income recognized on this loan totaled $8.

During the first six months of Fiscal 2009, the Executive Chairman of the Board of the Company provided his services to the Company on a full-time basis without receiving cash compensation. Beginning in August 2009, the Executive Chairman of the Board of the Company started to receive compensation for such services.

During Fiscal 2009, Fiscal 2010 and Fiscal 2011, the Company incurred fees of $247, $1,759 and $479, respectively, related to services provided by certain shareholders and professional service firms for which certain shareholders are partners.

Employee Benefit Plan	12 Months Ended
Jan. 28, 2012
Employee Benefit Plan

(9) Employee Benefit Plan

Effective February 1, 2007, the Company implemented the Five Below 401(k) Retirement Savings Plan for all employees who have at least one year of service, worked at least 1,000 hours, and are 21 years of age. Employees can contribute up to the maximum amount allowed under law. The Company may make discretionary matching and profit sharing contributions, which vest over a period of five years from each employee’s commencement of employment with the Company. The Company did not make any discretionary contributions in Fiscal 2009, Fiscal 2010 or Fiscal 2011.

Segment Reporting	12 Months Ended
Jan. 28, 2012
Segment Reporting

(10) Segment Reporting

The Company evaluates performance internally and manages the business on the basis of one operating segment; therefore, it has only one reportable segment. All of the Company’s identifiable assets are located in the United States.

Set forth below is data for the following groups of products – leisure, fashion and home, and party and snack. The percentage of net sales represented by each product group is as follows:

Sales by Product Group	Percentage of Sales
	Fiscal Year
	2009	2010	2011
Leisure	51.7%	50.5%	50.5%
Fashion and home	31.7	33.1	33.0
Party and snack	16.6	16.4	16.5

Total	100.0%	100.0%	100.0%

Leisure includes items such as sporting goods, games, toys, media, books, electronic accessories, and arts and crafts.

Fashion and home includes items such as personal accessories, “attitude” t-shirts, beauty offerings, home goods and storage options.

Party and snack includes items such as party and seasonal goods, greeting cards, candy and other snacks, and beverages.

Subsequent Events	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Subsequent Events

(9) Subsequent Events

From October 27, 2012 to January 10, 2013, the Company committed to 16 new fully executed retail leases with terms of 10 years that have future minimum lease payments of approximately $24,000.

(11) Subsequent Events

From January 29, 2012 to April 17, 2012, the Company committed to 18 new store leases that were not included in the Company’s minimum rental commitments table in note 4. Minimum rental commitments under these leases are as follows:

Retail stores
Fiscal year:
2012	$1,278
2013	2,651
2014	2,706
2015	2,706
2016	2,706
Thereafter	15,361

$27,408

In February 2012, warrants to purchase 10,034 shares of common stock were exercised.

In March 2012, options to purchase 2,020,620 shares of common stock granted during Fiscal 2010, including options to purchase 1,010,310 shares that were to vest upon the achievement of performance targets (note 6), were cancelled and an equal number of restricted shares were granted. One-third of the shares vested in March 2012 and the remaining two-thirds vest in equal installments on the first and second anniversary of the grant. As a result, the Company estimates that it will record total future compensation expense of approximately $17,600 in connection with the cancellation and grant, including an estimated $5,400 on the date of the modification and the remainder on a straight-line basis over the two-year vesting period.

In March 2012, the Company granted warrants to purchase 11,245 shares of common stock at an exercise price of $11.21 per share to professional service providers.

In March 2012, the Company granted options to purchase 395,132 shares of common stock at an exercise price of $11.22 per share to Company employees.

In March 2012, warrants to purchase 2,595 shares of common stock were exercised.

In April 2012, warrants to purchase 10,380 shares of common stock were exercised.

The Company has evaluated subsequent events from the balance sheet date through April 17, 2012, the date at which the financial statements were available to be issued, and determined there are no other items requiring disclosure.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Description of Business

(a) Nature of Business

Five Below, Inc. (the “Company”) is a specialty value retailer offering merchandise targeted at the teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products includes select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of October 27, 2012 operated 243 stores in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, Michigan, Missouri and Georgia, each operating under the name “Five Below.”

(a) Description of Business

Five Below, Inc. (the Company) is a specialty value retailer offering merchandise targeted at the aspirational teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products include select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of January 28, 2012, operated 192 stores in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, and Michigan, each operating under the name “Five Below.” As of January 29, 2011 and January 30, 2010 the Company operated 142 stores and 102 stores, respectively.

Fiscal Year

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. The period from January 29, 2012 to February 2, 2013 consists of a 53-week fiscal year and is referenced as fiscal 2012 and the period from January 30, 2011 to January 28, 2012 consists of a 52-week fiscal year and is referenced as fiscal 2011. The fiscal quarters ended October 29, 2011 and October 27, 2012 refer to the 13-week periods ended as of those dates. The year-to-date periods ended October 29, 2011 and October 27, 2012 refer to the 39-week periods ended as of those dates.

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. The period from January 30, 2011 to January 28, 2012 is referred to as Fiscal 2011. The period from January 31, 2010 to January 29, 2011 is referred to as Fiscal 2010. The period from February 1, 2009 to January 30, 2010 is referred to as Fiscal 2009. Fiscal 2011, Fiscal 2010 and Fiscal 2009 included 52 weeks.

Unaudited Pro Forma Presentation

(c) Unaudited Pro Forma Presentation

On May 16, 2012, the Company entered into a $100,000 term loan facility with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders and used the net proceeds from the term loan facility and cash on hand to pay a special dividend on shares of common stock (including restricted shares) and on an as-converted basis on shares of Series A 8% Convertible Preferred Stock totaling $99,451. On July 27, 2012, the Company repaid $65,250 of principal against the term loan facility and $683 of interest from the proceeds of its initial public offering (IPO). Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock.

Pro forma net loss gives effect to: (i) the 2012 dividend paid to the Company’s preferred shareholders; and (ii) the term loan facility, including the repayment of $65,250 of outstanding indebtedness with proceeds from the IPO.

The following is a reconciliation of historical net loss to unaudited pro forma net loss:

Thirty-Nine Weeks Ended October 27, 2012
Net loss attributable to common shareholders	$(64,584)
Add:
Dividend paid to preferred shareholders	62,504
Less:
Interest expense on new term loan facility, net of tax	(324)
Amortization of deferred financing fees related to new term loan facility, net of tax	(65)

Unaudited pro forma net loss	$(2,469)

Pro Forma weighted average share data gives effect to (i) the conversion of the Company’s outstanding shares of Series A 8% Convertible Preferred Stock into shares of common stock in connection with the closing of the IPO and (ii) the number of shares in the Company’s IPO whose proceeds were used to repay $65,250 of outstanding indebtedness under the term loan facility.

The following is a reconciliation of unaudited pro forma basic and diluted weighted average common shares outstanding:

Thirty-Nine Weeks Ended October 27, 2012
Shares used in computing basic loss per common share	29,282,385
Adjustment for conversion of Series A 8% Convertible Preferred Stock	20,030,794
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	2,488,526

Unaudited basic pro forma weighted average shares outstanding	51,801,705
Dilutive effect of securities	—

Unaudited diluted pro forma weighted average shares outstanding	51,801,705

(c) Unaudited Pro Forma Presentation

Pro forma net income information gives effect to: (i) income attributable to participating securities; (ii) cumulative dividends related to the Series A 8% Convertible Preferred Stock; and (iii) the $100,000 term loan facility entered into on May 16, 2012 with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders, including the repayment of $65,250 of outstanding indebtedness under the term loan facility with the Company’s initial public offering (IPO) proceeds in July 2012.

The following is a reconciliation of historical net income to unaudited pro forma net income:

Fiscal Year 2011
Net income available to common shareholders	$56

Add:
Income attributable to participating securities	109
Series A 8% Convertible Preferred Stock cumulative dividends	15,913

Less:
Interest expense on new term loan facility, net of tax	(1,095)
Amortization of deferred financing fees related to new term loan facility, net of tax	(221)

Unaudited pro forma net income	$14,762

Pro forma weighted average share data gives effect to: i) the conversion of the Company’s outstanding shares of Series A 8% Convertible Preferred Stock into shares of common stock in connection with the closing of the IPO; and ii) the number of shares in the Company’s IPO whose proceeds were used to repay $65,250 of outstanding indebtedness under the term loan facility.

The following is a reconciliation of pro forma basic and diluted weighted average common shares outstanding:

Fiscal Year 2011
Shares used in computing basic income per common share	15,903,599
Adjustment for conversion of Series A 8% Convertible Preferred Stock	30,894,953
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	3,838,235

Unaudited basic pro forma weighted average shares outstanding	50,636,787

Dilutive effect of securities	509

Unaudited diluted pro forma weighted average shares outstanding	50,637,296

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity date of three months or less when purchased to be cash equivalents. The majority of payments due from banks for third-party credit card and debit card transactions resulting from customer purchases at the Company’s retail stores process within 24 to 48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. All credit card and debit card transactions that process in less than seven days are classified as cash and cash equivalents in the accompanying balance sheets. Amounts due from banks for these transactions classified as cash equivalents totaled $680 and $1,182 at January 29, 2011 and January 28, 2012, respectively. Book overdrafts, which are outstanding checks in excess of funds on deposit, are recorded within accounts payable in the accompanying balance sheets and within operating activities in the accompanying statements of cash flows.

The Company’s cash accounts are primarily maintained with one financial institution.

Fair Value of Financial Instruments

(f) Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation at the measurement date:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Inputs, other than Level 1, that are either directly or indirectly observable.

Level 3: Unobservable inputs developed using the Company’s estimates and assumptions which reflect those that market participants would use.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.

The Company’s financial instruments consist primarily of cash equivalents, accounts payable, and borrowings under a line of credit and Term Loan Facility (as defined in note 3). The Company believes that: (1) the carrying value of cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; (2) the carrying value of the borrowings under the line of credit approximates their fair value because the line of credit’s interest rates vary with market interest rates; and (3) the carrying value of the borrowings under the Term Loan Facility approximates fair value because the debt’s interest component varies with market interest rates. The Company considers the inputs utilized to determine the fair value of the borrowings under the Term Loan Facility to be Level 2 inputs. At October 29, 2011, January 28, 2012 and October 27, 2012, the Company had cash equivalents of $8, $41,023 and $622, respectively. The Company’s cash equivalents consist of credit card receivables and a money market account for which fair value was determined based on Level 1 inputs.

(e) Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts payable, and borrowings under a line of credit and a note payable. The Company believes that: (1) the carrying value of cash and cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; (2) the carrying value of the borrowings under the line of credit approximates their fair value because the line of credit’s interest rates vary with market interest rates; and (3) the carrying value of the note payable approximates fair value because its negotiated terms and conditions are consistent with current market rates.

Inventories

(f) Inventories

Inventories consist of finished goods purchased for resale, including freight, and are stated at the lower of cost or market value, at the individual product level. Cost is determined on a weighted average cost method which approximates a FIFO (first-in, first-out) basis due to the nature of our inventory. Management of the Company reviews inventory levels in order to identify slow-moving merchandise and uses markdowns to clear merchandise. Inventory cost is reduced when the selling price less costs of disposal is below cost. The Company accrues an estimate for inventory shrink for the period between the last physical count and the balance sheet date. The shrink estimate can be affected by changes in merchandise mix and changes in actual shrink trends.

Property and Equipment

(g) Property and Equipment

Property and equipment are stated at cost. Additions and improvements are capitalized, while repairs and maintenance are charged to expense as incurred. The straight-line method of depreciation and amortization is used for financial reporting purposes. The estimated useful lives are three to five years for furniture and fixtures and computers and equipment. Store leasehold improvements are amortized over the shorter of the useful life or the lease term plus assumed extensions, which is generally 10 years.

Property and equipment, net, consists of the following:

	January 29, 2011	January 28, 2012
Furniture and fixtures	$16,631	$23,354
Leasehold improvements	23,713	32,275
Computers and equipment	4,484	7,477
Construction in process	1,376	1,638

	46,204	64,744
Less: accumulated depreciation and amortization	(16,461)	(22,704)

	$29,743	$42,040

Depreciation and amortization expense for property and equipment, which is included in selling, general and administrative expenses in the accompanying statements of operations, was $3,660, $4,805 and $7,071 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. Amortization expense applicable to property and equipment under capital leases of $73 in Fiscal 2009 is included in such expense.

Impairment of Long-Lived Assets

(h) Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Based on its most recent analysis, management believes that no impairment of long-lived assets exists as of January 28, 2012.

Deferred Financing Costs

(i) Deferred Financing Costs

Deferred financing costs (note 3) are amortized to interest expense over the term of the related credit agreement. Amortization expense in Fiscal 2009, Fiscal 2010 and Fiscal 2011 was $51, $28 and $28, respectively.

Other Accrued Expenses

(j) Other Accrued Expenses

Other accrued expenses consist of the following:

	January 29, 2011	January 28, 2012
Deposit liability related to restricted shares (note 6)	$1,860	$1,131
Gift card liability	1,230	1,745
Other	2,918	5,085

	$6,008	$7,961

Deferred Rent

(k) Deferred Rent

Certain of the Company’s operating leases contain either rent holidays and/or predetermined fixed escalations of minimum rentals during the original and/or extended lease terms. For these leases, the Company recognizes the related rent expense on a straight-line basis over the life of the lease and records the difference between the amounts charged to operations and amounts paid as deferred rent. The life of the lease is the initial term plus assumed extensions. Generally, the Company’s store leases have an initial term of ten years or five years and one assumed five-year extension, resulting in a ten-year life. The Company also receives certain lease incentives in conjunction with entering into operating leases. These lease incentives are recorded as deferred rent at the beginning of the lease term and recognized as a reduction of rent expense over the lease term. In addition, certain of the Company’s leases contain future contingent increases in rents. Such increases in rent expense are recorded in the period in which such contingent increases to the rents take place.

Stock Option Plan

(l) Stock Option Plan

The Company measures the cost of employee services received in exchange for stock-based compensation based on the grant date fair value of the employee stock award. Incremental compensation costs arising from subsequent modifications of awards after the grant date must also be recognized. The Company recognizes compensation expense based on the estimated grant date fair value using the Black-Scholes option-pricing model recorded over the vesting period. Stock-based compensation cost recognized and included in expenses, excluding modifications, for Fiscal 2009, Fiscal 2010 and Fiscal 2011 was $271, $2,104 and $1,197, respectively. In addition, during Fiscal 2010, the Company recognized $4,309 of additional compensation expense related to certain modifications of outstanding options (note 6).

Revenue Recognition

(m) Revenue Recognition

Revenue is recognized at the point of sale. Returns are only permitted for damaged or defective goods. To date, returns have been immaterial. Accordingly, no reserve has been recorded. Gift card sales to customers are initially recorded as liabilities and recognized as sales upon redemption for merchandise. Sales tax collected from customers and remitted to governmental authorities are accounted for on a net basis, and therefore, excluded from sales in the accompanying statements of operations.

Cost of Goods Sold

(n) Cost of Goods Sold

Cost of goods sold reflects the direct costs of purchased merchandise and inbound freight, as well as store occupancy, distribution and buying expenses. Store occupancy costs include rent, common area maintenance, utilities and property taxes for all store locations. Distribution costs include costs for receiving, processing, warehousing and shipping of merchandise to or from our distribution center and between store locations. Buying costs include compensation expense for our internal buying organization.

Selling, General and Administrative Expenses

(o) Selling, General and Administrative Expenses

Selling, general and administrative expenses includes payroll and other compensation, marketing and advertising expense, depreciation and amortization expense, and other selling and administrative expenses.

Vendor Allowances

(p) Vendor Allowances

The Company receives various incentives in the form of allowances, free product and promotional funds from its vendors based on product purchases and advertising activities. The amounts received are subject to changes in market conditions, vendor marketing strategies and changes in the profitability or sell-through of the related merchandise for the Company. Merchandise allowances are recorded in cost of goods and recognized in the period the related merchandise is sold. Marketing allowances are recorded in selling, general and administrative expenses and are recognized in the period the related advertising occurs to the extent the allowance is a reimbursement that is specific and incremental, and identifiable costs have been incurred by the Company to sell the vendor’s products. To the extent these conditions are not met, these allowances are recorded as merchandise allowances. Total vendor allowances recognized in the accompanying statements of operations during Fiscal 2009, Fiscal 2010 and Fiscal 2011 were $1,003, $1,999 and $2,908, respectively, of which, $893, $1,896 and $2,850 were recorded in cost of goods sold, respectively, and, $110, $103 and $58 were recorded in selling, general and administrative expenses, respectively.

Store Pre-Opening Costs

(q) Store Pre-Opening Costs

Costs incurred between completion of a new store location’s construction and its opening (pre-opening costs) are charged to expense as incurred. Pre-opening costs were $1,216, $2,342 and $3,412 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively, and are recorded in the accompanying statements of operations based on the nature of the expense.

Advertising Costs

(r) Advertising Costs

Advertising costs are charged to expense the first time the advertising takes place. Advertising expenses were $3,920, $6,449 and $9,672 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively. Vendor marketing allowances earned to partially offset these costs were $110, $103 and $58 in Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively.

Income Taxes

(s) Income Taxes

Income taxes are accounted for under the asset-and-liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Commitments and Contingencies

(t) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Use of Estimates

(u) Use of Estimates

The preparation of financial statements requires management of the Company to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, valuation allowances for inventories, income taxes and stock-based compensation expense.

Reclassifications

(v) Reclassifications

In certain instances, amounts previously reported in the Fiscal 2009 and Fiscal 2010 financial statements have been reclassified from selling, general and administrative expenses to cost of goods sold (including store occupancy, distribution costs and buying expenses) to conform with the presentation in the Fiscal 2011 financial statements. The reclassifications had no effect on net income or shareholders’ equity (deficit) as previously reported.

Recent Accounting Pronouncements

(e) Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in ASU No. 2011-04 result in common fair value measurement and disclosure requirements in U.S. GAAP and international financial reporting standards (“IFRS”) and change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. The adoption of the new requirements of ASU No. 2011-04 did not have an impact on the Company’s financial position or results of operations.

(w) Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in ASU No. 2011-04 result in common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles (GAAP) and international financing reporting standards (IFRS) and change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. The adoption of the new requirements of ASU No. 2011-04 will not have a material impact on the Company’s financial position or results of operations.

Reverse Stock Split and Authorized Shares

(x) Reverse Stock Split and Authorized Shares

In June 2012, the board of directors and shareholders of the Company approved a 0.3460-for-1 reverse stock split of the Company’s common stock and an amendment to the Company’s amended and restated articles of incorporation to change the authorized shares of common stock to 120,000,000 shares, which became effective on July 17, 2012. The conversion price of the Company’s preferred stock and the number of shares subject to and the exercise price of outstanding options and warrants were adjusted to equitably reflect the split. All common stock share and per-share data included in these financial statements give effect to the reverse stock split and change in authorized shares and have been adjusted retroactively for all periods presented.

Basis of Presentation

(d) Basis of Presentation

The balance sheets as of October 29, 2011 and October 27, 2012, statements of operations for the thirteen weeks and thirty-nine weeks ended October 29, 2011 and October 27, 2012, the statement of changes in convertible preferred stock and shareholders’ equity (deficit) for the thirty-nine weeks ended October 27, 2012 and the statements of cash flows for the thirty-nine weeks ended October 29, 2011 and October 27, 2012 have been prepared by the Company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim reporting and are unaudited. In the opinion of management, the financial statements include all known adjustments (which consist primarily of normal, recurring accruals, estimates and assumptions that impact the financial statements) necessary to present fairly the financial position at the balance sheet dates and the results of operations and cash flows for the periods ended October 29, 2011 and October 27, 2012. The balance sheet as of January 28, 2012, presented herein, has been derived from the audited balance sheet included in the Company’s prospectus, as amended, filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on July 19, 2012, and referred to herein as the “Prospectus,” but does not include all disclosures required by U.S. GAAP. These financial statements should be read in conjunction with the financial statements for the fiscal year ended January 28, 2012 and footnotes thereto included in the Prospectus. The results of operations for the thirteen weeks and thirty-nine weeks ended October 29, 2011 and October 27, 2012 are not necessarily indicative of operating results for the year ending February 2, 2013 or any other period.

On July 17, 2012, the Company amended its articles of incorporation to reflect a 0.3460-for-1 reverse stock split of its common stock. The amendment also changed the authorized shares of the Company’s common stock to 120,000,000 shares. Concurrent with the reverse stock split, the Company adjusted (i) the conversion price of its Series A 8% Convertible Preferred Stock, (ii) the number of shares subject to and the exercise price of its outstanding stock option awards under its equity incentive plan and (iii) the number of shares subject to and the exercise price of its outstanding warrants to equitably reflect the split. All common stock share and per-share data included in these financial statements give effect to the reverse stock split and the change in authorized shares and have been adjusted retroactively for all periods presented.

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Reconciliation of Historical Net Income to Unaudited Pro Forma Net Income (Loss)

The following is a reconciliation of historical net loss to unaudited pro forma net loss:

Thirty-Nine Weeks Ended October 27, 2012
Net loss attributable to common shareholders	$(64,584)
Add:
Dividend paid to preferred shareholders	62,504
Less:
Interest expense on new term loan facility, net of tax	(324)
Amortization of deferred financing fees related to new term loan facility, net of tax	(65)

Unaudited pro forma net loss	$(2,469)

The following is a reconciliation of historical net income to unaudited pro forma net income:

Fiscal Year 2011
Net income available to common shareholders	$56

Add:
Income attributable to participating securities	109
Series A 8% Convertible Preferred Stock cumulative dividends	15,913

Less:
Interest expense on new term loan facility, net of tax	(1,095)
Amortization of deferred financing fees related to new term loan facility, net of tax	(221)

Unaudited pro forma net income	$14,762

Property and Equipment, Net

Property and equipment, net, consists of the following:

	January 29, 2011	January 28, 2012
Furniture and fixtures	$16,631	$23,354
Leasehold improvements	23,713	32,275
Computers and equipment	4,484	7,477
Construction in process	1,376	1,638

	46,204	64,744
Less: accumulated depreciation and amortization	(16,461)	(22,704)

	$29,743	$42,040

Other Accrued Expenses

Other accrued expenses consist of the following:

	January 29, 2011	January 28, 2012
Deposit liability related to restricted shares (note 6)	$1,860	$1,131
Gift card liability	1,230	1,745
Other	2,918	5,085

	$6,008	$7,961

Pro Forma
Reconciliation of Pro Forma Basic and Diluted Weighted Average Common Shares Outstanding

The following is a reconciliation of unaudited pro forma basic and diluted weighted average common shares outstanding:

Thirty-Nine Weeks Ended October 27, 2012
Shares used in computing basic loss per common share	29,282,385
Adjustment for conversion of Series A 8% Convertible Preferred Stock	20,030,794
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	2,488,526

Unaudited basic pro forma weighted average shares outstanding	51,801,705
Dilutive effect of securities	—

Unaudited diluted pro forma weighted average shares outstanding	51,801,705

The following is a reconciliation of pro forma basic and diluted weighted average common shares outstanding:

Fiscal Year 2011
Shares used in computing basic income per common share	15,903,599
Adjustment for conversion of Series A 8% Convertible Preferred Stock	30,894,953
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	3,838,235

Unaudited basic pro forma weighted average shares outstanding	50,636,787

Dilutive effect of securities	509

Unaudited diluted pro forma weighted average shares outstanding	50,637,296

Income (Loss) Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Computations Of Basic And Diluted Income (Loss) Per Share

The following table reconciles the weighted average common shares outstanding used in the computations of basic and diluted income (loss) per share:

	Thirteen weeks ended		Thirty-nine weeks ended
	October 29, 2011	October 27, 2012	October 29, 2011	October 27, 2012
Numerator:
Net income	$440	$729	$3,651	$819
Dividend paid to preferred shareholders	—	—	—	(62,504)
Dividend paid to unvested restricted shareholders	—	—	—	(2,899)
Series A 8% Convertible Preferred Stock cumulative dividends	(3,964)	—	(11,703)	—
Net income attributable to participating securities	—	(19)	—	—

Net (loss) income attributable to common shareholders	$(3,524)	$710	$(8,052)	$(64,584)

Denominator:
Weighted-average common shares outstanding - basic	15,884,527	52,565,576	15,845,372	29,282,385
Dilutive impact of options	—	393,593	—	—

Weighted-average common share outstanding - diluted	15,884,527	52,959,169	15,845,372	29,282,385

Per common share:
Basic (loss) income per common share	$(0.22)	$0.01	$(0.51)	$(2.21)
Diluted (loss) income per common share	$(0.22)	$0.01	$(0.51)	$(2.21)

The following table summarizes the potential dilution that could occur if options and warrants to acquire common stock were exercised or converted into common stock and reconciles the weighted average common shares outstanding used in the computations of basic and diluted income (loss) per share:

	Fiscal Year
	2009	2010	2011
Numerator:
Net income	$11,658	$7,023	$16,078
Series A 8% Convertible Preferred Stock cumulative dividends	—	(4,507)	(15,913)
Accretion of Redeemable Convertible Preferred Stock	(4,250)	(3,329)	—

Net income (loss) available to shareholders	7,408	(813)	165
Less: Net income attributable to participating securities	(3,365)	—	(109)

Net income (loss) available to common shareholders	$4,043	$(813)	$56

Denominator:
Weighted average common share outstanding-basic	7,452,811	9,672,195	15,903,599
Option and other dilutive securities	—	—	509

Weighted average common share outstanding-diluted	7,452,811	9,672,195	15,904,108

Per common share:
Basic income (loss) per common share	$0.54	$(0.08)	$—
Diluted income (loss) per common share	$0.54	$(0.08)	$—

Subsequent Events (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Assumed Extensions
Minimum Rental Commitments Under Operating Lease

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of October 27, 2012, are as follows:

	Retail stores	Corporate office and distribution centers(1)	Total
Fiscal year:
Remaining 2012	$8,382	$528	$8,910
2013	36,481	2,858	39,339
2014	36,252	4,413	40,665
2015	34,207	4,678	38,885
2016	31,086	3,097	34,183
Thereafter	133,678	15,564	149,242

	$280,086	$31,138	$311,224

(1)	On September 27, 2012, the Company executed a lease agreement for a second distribution center located in Olive Branch, Mississippi. The building is approximately 600,000 square feet with a lease term of 10 years and provides renewal options for three successive five-year periods. The future minimum lease payments for the new distribution center are approximately $16,725 over the initial ten year period.

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of January 28, 2012, are as follows:

	Retail stores	Corporate office and distribution center	Total
Fiscal year:
2012	$28,553	$2,097	$30,650
2013	30,759	2,426	33,185
2014	30,245	2,688	32,933
2015	29,654	2,953	32,607
2016	28,061	1,372	29,433
Thereafter	104,794	4,445	109,239

	$252,066	$15,981	$268,047

Committed to lease from January 29, 2012 to April 17, 2012
Minimum Rental Commitments Under Operating Lease

From January 29, 2012 to April 17, 2012, the Company committed to 18 new store leases that were not included in the Company’s minimum rental commitments table in note 4. Minimum rental commitments under these leases are as follows:

Retail stores
Fiscal year:
2012	$1,278
2013	2,651
2014	2,706
2015	2,706
2016	2,706
Thereafter	15,361

$27,408

Common Stock Options (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Activity Related to Restricted Shares of Common Stock

The following table summarizes the activity related to the restricted shares of common stock:

	Number of shares	Deposit liability
Unvested, January 28, 2012	141,927	$1,131
Vested	(95,347)	(719)
Repurchases upon employee termination	(3,308)	(20)

Unvested, October 27, 2012	43,272	$392

The following table summarizes the activity related to the restricted shares of common stock:

	Number of shares	Deposit liability
Unvested, issued upon option exercises on October 13, 2010	325,521	$1,933
Vested	(21,121)	(73)

Unvested, January 29, 2011	304,400	1,860
Vested	(135,657)	(491)
Repurchases upon employee termination	(26,816)	(238)

Unvested, January 28, 2012	141,927	$1,131

Schedule Of Stock Option Activity Under Plan

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 28, 2012	2,627,955	$6.47	9.0
Granted	642,210	15.09
Forfeited	(93,266)	9.19
Cancelled (see note 5)	(2,020,620)	6.30
Exercised	—	—

Balance at October 27, 2012 (1)	1,156,279	$9.57	9.4

Exercisable at October 27, 2012	10,408	$6.31	8.1

(1)	The weighted-average exercise price at October 27, 2012 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012, as described above.

Stock option activity under the Plan was as follows:

	Shares available for grant	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 31, 2009	100,395	762,012	$3.41
Granted	(121,446)	121,446	3.47
Forfeited	42,155	(42,155)	3.47
Exercised	—	(443)	3.47

Balance at January 30, 2010	21,104	840,860	3.41	6.9
Increase in authorized shares	3,799,827	—	—
Granted	(2,427,690)	2,427,690	6.93
Forfeited	6,736	(6,736)	3.88
Exercised	—	(1,125,629)	5.64

Balance at January 29, 2011	1,399,977	2,136,185	6.31	9.7
Granted	(611,313)	611,313	7.03
Forfeited	119,543	(119,543)	6.40
Exercised	—	—	—

Balance at January 28, 2012	908,207	2,627,955	6.47	9.0

Exercisable at January 28, 2012		—

Schedule Of Fair Value Of Option Award Granted Weighted Average Assumptions

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Thirty-nine Weeks Ended
	October 29, 2011	October 27, 2012
Expected volatility	50.0%	50.0%
Risk-free interest rate	2.1%	1.4%
Expected life of options	7.0 years	6.3 years
Expected dividend yield	—	—

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal Year
	2009	2010	2011
Expected volatility	50.0%	50.0%	50.0%
Risk-free interest rate	2.9%	1.8%	2.0%
Expected life of options	7.0 years	7.0 years	7.0 years
Expected dividend yield	—	—	—

Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Components of Income Tax (Benefit) Expense

The following table summarizes the Company’s income tax expense and effective tax rates for the thirteen and thirty-nine weeks ended October 29, 2011 and October 27, 2012:

	Thirteen Weeks Ended		Thirty-nine Weeks Ended
	October 29, 2011	October 27, 2012	October 29, 2011	October 27, 2012
Income before income taxes	$733	$1,284	$6,080	$1,446
Income tax expense	293	555	2,429	627
Effective tax rate	40.0%	43.2%	40.0%	43.4%

The components of the income tax (benefit) expense are as follows:

	Fiscal Year
	2009	2010	2011
Current:
Federal	$127	$4,080	$6,979
State	47	1,389	3,124

	174	5,469	10,103

Deferred:
Federal	2,078	(673)	1,434
State	314	(43)	(1,378)

	2,392	(716)	56

Adjustments to the beginning-of-year valuation allowance	(7,419)	—	—

Income tax (benefit) expense	$(4,853)	$4,753	$10,159

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

The reconciliation of the statutory federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal Year
	2009	2010	2011
Statutory federal tax rate	34.0%	34.0%	35.0%
State taxes, net of federal benefit	5.7	5.7	5.6
Other	(2.0)	0.7	(1.9)
Changes in valuation allowance	(109.0)	—	—

	(71.3)%	40.4%	38.7%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities consist of the following:

	January 29, 2011	January 28, 2012

Deferred tax assets:
Net operating loss carryforwards	$1,110	$—
Inventories	1,412	1,920
Alternative minimum tax credits	225	—
Deferred revenue	56	71
Accrued bonus	—	2,907
Deferred rent	6,093	9,000
Other	342	381

Deferred tax assets	9,238	14,279

Deferred tax liabilities:
Property and equipment	(5,098)	(10,404)
Other	(527)	(318)

Deferred tax liabilities	(5,625)	(10,722)

	$3,613	$3,557

Segment Reporting (Tables)	12 Months Ended
Jan. 28, 2012
Percentage of Net Sales Represented by Each Product Group

The percentage of net sales represented by each product group is as follows:

Sales by Product Group	Percentage of Sales
	Fiscal Year
	2009	2010	2011
Leisure	51.7%	50.5%	50.5%
Fashion and home	31.7	33.1	33.0
Party and snack	16.6	16.4	16.5

Total	100.0%	100.0%	100.0%

Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 26, 2012	Sep. 27, 2012	Jul. 27, 2012	Jul. 24, 2012	Jul. 17, 2012	May 16, 2012	Mar. 01, 2012	Oct. 13, 2010	Oct. 27, 2012 Store	Oct. 29, 2011	Oct. 27, 2012 Store	Oct. 29, 2011	Jan. 28, 2012 Store	Jan. 29, 2011 Store	Jan. 30, 2010 Store
Significant Accounting Policies [Line Items]
Number of operated stores									243		243		192	142	102
Term loan facility subject to repayment			$ 65,250,000								$ 50,000,000		$ 65,250,000
Amounts due from banks													1,182,000	680,000
Cash and cash equivalent description													He majority of payments due from banks for third-party credit card and debit card transactions resulting from customer purchases at the Company's retail stores process within 24 to 48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. All credit card and debit card transactions that process in less than seven days are classified as cash and cash equivalents in the accompanying balance sheets.	The majority of payments due from banks for third-party credit card and debit card transactions resulting from customer purchases at the Company's retail stores process within 24 to 48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. All credit card and debit card transactions that process in less than seven days are classified as cash and cash equivalents in the accompanying balance sheets
Depreciation and amortization expense											6,841,000	5,001,000	7,071,000	4,805,000	3,660,000
Amortization expense applicable to property and equipment under capital leases															73,000
Amortization of deferred financing costs											387,000	21,000	28,000	28,000	51,000
Lease renewal period, minimum											5 years		5 years
Lease renewal period, maximum											7 years		7 years
Operating lease agreement extension term		10 years									10 years		10 years
Stock-based compensation expense											10,157,000	839,000	1,197,000	2,104,000	271,000
Stock-based compensation cost, modification							5,300,000							4,309,000
Vendor allowances													2,908,000	1,999,000	1,003,000
Pre-opening costs													3,412,000	2,342,000	1,216,000
Advertising expenses													9,672,000	6,449,000	3,920,000
Convertible preferred stock, dividends						99,451,000		196,726,000			99,451,000			(192,417,000)
Repayment of Term Loan Facility	250,000		65,250,000								65,500,000
Interest expense			683,000											53,000
Preferred Stock were converted into common stock				30,894,953
Reverse stock split ratio, common stock					0.346
Common stock, authorized					120,000,000				120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Series A preferred stock, dividend rate					8.00%				8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Fair value of cash equivalents									622,000	8,000	622,000	8,000	41,023,000
Term Loan Facility
Significant Accounting Policies [Line Items]
Borrowing under term loan facility						100,000,000							100,000,000
Leasehold improvements
Significant Accounting Policies [Line Items]
Estimated useful lives													10 years
Cost of goods sold
Significant Accounting Policies [Line Items]
Vendor allowances													2,850,000	1,896,000	893,000
Selling, general and administrative expenses
Significant Accounting Policies [Line Items]
Vendor allowances													58,000	103,000	110,000
Original Agreement
Significant Accounting Policies [Line Items]
Lease renewal period, minimum													5 years
Lease renewal period, maximum													10 years
Maximum
Significant Accounting Policies [Line Items]
Products offering price									$ 5		$ 5		$ 5
Maximum | Furniture and fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives													5 years
Maximum | Computers and equipment
Significant Accounting Policies [Line Items]
Estimated useful lives													5 years
Minimum | Furniture and fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives													3 years
Minimum | Computers and equipment
Significant Accounting Policies [Line Items]
Estimated useful lives													3 years

Reconciliation of Historical Net Income to Unaudited Pro Forma Net Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income (loss) available to common shareholders					$ 56	$ (813)	$ 4,043
Net income (loss) attributable to common shareholders	710	(3,524)	(64,584)	(8,052)
Income attributable to participating securities					109		3,365
Dividend paid to preferred shareholders			62,504
Series A 8% Convertible Preferred Stock cumulative dividends		3,964		11,703	15,913	4,507
Interest expense on new term loan facility, net of tax			(324)		(1,095)
Amortization of deferred financing fees related to new term loan facility, net of tax			(65)		(221)
Unaudited pro forma net income (loss)			$ (2,469)		$ 14,762

Reconciliation of Pro Forma Basic and Diluted Weighted Average Common Shares Outstanding (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Weighted average shares outstanding:
Shares used in computing basic income (loss) per common share	52,565,576	15,884,527	29,282,385	15,845,372	15,903,599	9,672,195	7,452,811
Unaudited basic pro forma weighted average shares outstanding			51,801,705		50,636,787
Dilutive effect of securities					509
Unaudited diluted pro forma weighted average shares outstanding			51,801,705		50,637,296
Series A 8% Percent Convertible Preferred Stock
Weighted average shares outstanding:
Adjustment to weighted average shares outstanding			20,030,794		30,894,953
Term Loan Facility
Weighted average shares outstanding:
Adjustment to weighted average shares outstanding			2,488,526		3,838,235

Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 64,744		$ 46,204
Less: accumulated depreciation and amortization		(22,704)		(16,461)
Property and equipment, net	54,086	42,040	40,192	29,743
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		23,354		16,631
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		32,275		23,713
Computers and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		7,477		4,484
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,638		$ 1,376

Other Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010
Other Liabilities [Line Items]
Deposit liability related to restricted shares (note 6)	$ 392	$ 1,131		$ 1,860
Gift card liability		1,745		1,230
Other		5,085		2,918
Other accrued expenses	$ 11,472	$ 7,961	$ 10,737	$ 6,008

Computations Of Basic And Diluted Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Numerator:
Net income	$ 729	$ 440	$ 819	$ 3,651	$ 16,078	$ 7,023	$ 11,658
Dividend paid to preferred shareholders			(62,504)
Dividend paid to unvested restricted shareholders			(2,899)
Series A 8% Convertible Preferred Stock cumulative dividends		(3,964)		(11,703)	(15,913)	(4,507)
Accretion of Redeemable Convertible Preferred Stock						(3,329)	(4,250)
Net income attributable to participating securities	(19)
Net income (loss) available to shareholders					165	(813)	7,408
Net income (loss) attributable to common shareholders	710	(3,524)	(64,584)	(8,052)
Less: Net income attributable to participating securities					(109)		(3,365)
Net income (loss) available to common shareholders					$ 56	$ (813)	$ 4,043
Denominator:
Weighted average common share outstanding-basic	52,565,576	15,884,527	29,282,385	15,845,372	15,903,599	9,672,195	7,452,811
Option and other dilutive securities					509
Dilutive impact of options	393,593
Weighted average common share outstanding-diluted	52,959,169	15,884,527	29,282,385	15,845,372	15,904,108	9,672,195	7,452,811
Per common share:
Basic income (loss) per common share	$ 0.01	$ (0.22)	$ (2.21)	$ (0.51)		$ (0.08)	$ 0.54
Diluted income (loss) per common share	$ 0.01	$ (0.22)	$ (2.21)	$ (0.51)		$ (0.08)	$ 0.54

Income (Loss) Per Common Share - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock not included in computations of diluted earnings per share		30,894,953		30,894,953	30,894,953	30,894,953	6,205,004
Stock Compensation Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock not included in computations of diluted earnings per share	15,668	2,724,839	2,553,707	2,724,839	2,781,138	2,440,586	2,096,932

Financing Transactions, Line Of Credit And Note Payable - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended					9 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended			9 Months Ended			9 Months Ended			9 Months Ended		9 Months Ended		9 Months Ended				9 Months Ended
	Oct. 26, 2012	Jul. 27, 2012	May 13, 2012	May 16, 2012	Oct. 13, 2010	Oct. 27, 2012	Jan. 28, 2012	Jan. 29, 2011	Dec. 10, 2010	Oct. 27, 2012 LIBOR-Based Rate	Oct. 27, 2012 Libor Plus Margin	Oct. 27, 2012 Federal Funds Effective Rate Plus	Oct. 27, 2012 Federal Funds Effective Rate Floor	Oct. 27, 2012 Federal Funds Effective Rate Plus Margin	Oct. 27, 2012 Revolving Credit Facility D	Jan. 28, 2012 Revolving Credit Facility	May 31, 2012 Revolving Credit Facility	Oct. 27, 2012 Revolving Credit Facility Credit Card Receivable	Jan. 28, 2012 Revolving Credit Facility Credit Card Receivable	Jan. 28, 2012 Revolving Credit Facility Prime Rate	Jan. 28, 2012 Revolving Credit Facility Prime Rate Plus Margin	Jan. 28, 2012 Revolving Credit Facility LIBOR-Based Rate	Jan. 28, 2012 Revolving Credit Facility Libor Plus Margin	Oct. 27, 2012 Secured Debt [Member]	Dec. 10, 2010 Notes Payable	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Prime Rate	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Prime Rate Minimum	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Libor Plus [Member]	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Libor Plus [Member] Minimum	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Libor Plus [Member] Letter of Credit	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Libor Plus [Member] Letter of Credit Minimum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Prime Rate	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Prime Rate Minimum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Prime Rate Maximum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member]	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member] Minimum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member] Maximum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member] Letter of Credit	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member] Letter of Credit Minimum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member] Letter of Credit Maximum	Oct. 27, 2012 Excess Availability Less Than 33% Prime Rate	Oct. 27, 2012 Excess Availability Less Than 33% Prime Rate Maximum	Oct. 27, 2012 Excess Availability Less Than 33% Libor Plus [Member]	Oct. 27, 2012 Excess Availability Less Than 33% Libor Plus [Member] Maximum	Oct. 27, 2012 Excess Availability Less Than 33% Libor Plus [Member] Letter of Credit	Oct. 27, 2012 Excess Availability Less Than 33% Libor Plus [Member] Letter of Credit Maximum	Oct. 27, 2012 Term Loan Facility	May 16, 2012 Term Loan Facility	Jan. 28, 2012 Term Loan Facility	Oct. 27, 2012 2012 Term Loans	Oct. 27, 2012 2013 Term Loan	Oct. 27, 2012 2014 Term Loan	Oct. 27, 2012 2014 And Thereafter
Debt Instrument [Line Items]
Revolving credit facility maximum borrowings															$ 20,000	$ 20,000
Loan maturity Date															May 16, 2017	May 31, 2013									Apr 1, 2013																						May 16, 2015
Increasing in revolving credit facility															30,000	30,000
Additional percentage of closing fee required to be entitled to additional borrowing																0.25%
Increments in borrowing capacity upon payment of an additional closing fee																2,500
Interest on borrowings																				3.25%		0.27%				0.75%		1.75%		1.75%		1.00%			2.00%			2.00%			1.25%		2.25%		2.25%
Effective interest rate										1.00%	4.25%	0.50%	2.00%	3.25%							2.00%		3.00%
Letter of credit fee																							2.00%
Percentage of unused credit facility fee						0.38%										0.38%
Servicing fee						12										12
Borrowing base percentage															90.00%	85.00%		90.00%	90.00%
Percentage of required minimum excess collateral availability of the then effective maximum credit																15.00%
Letter of credit fee, percentage						2.00%										2.00%
Line of credit maximum borrowings at end of period								8,247
Line of credit, weighted average interest rate								4.85%
Interest expense		683						53
Deferred financing costs							341
Deferred financing cost, net							38	66									50																														2,701
Loan and security agreement, interest rate									3.25%
Borrowing under term loan facility																																																100,000	100,000
Convertible preferred stock, dividends				99,451	196,726	99,451		(192,417)
Cash and cash equivalents																																															10,000
Net leverage ratio, maximum																																																		3,250	2,750
Net leverage ratio, minimum																																																			2,500
Net leverage ratio																																																				2,000	1,750
Term loan facility subject to repayment		65,250				50,000	65,250
Initial public offering closed date						Jul 24, 2012
Repayment of Term Loan Facility	250	65,250				65,500
Term loan facility outstanding amount						34,500
Percentage of interest rate																								5.25%																							2.00%
Written off on principle payment						1,594
Issuance of letters of credit															5,000
Term loan, maturity days prior to maturity date of Term loan facility															45,000
Excess interest on available borrowings																											75.00%		75.00%		75.00%		33.00%	75.00%		33.00%	75.00%		33.00%	75.00%		33.00%		33.00%		33.00%
Revolving credit facility collateral amount						3,000
Loan and security agreement									250
Convertible note payable			200
Repayment of notes payable			$ 50			$ 50

Commitments And Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2012	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Loss Contingencies [Line Items]
Lease renewal period, minimum				5 years		5 years
Lease renewal period, maximum				7 years		7 years
Operating lease agreement extension term	10 years			10 years		10 years
Operating lease agreement expiration period				2022		2022
Rent expense		$ 8,658	$ 6,789	$ 23,890	$ 17,768	$ 23,607	$ 16,871	$ 11,912
Contingent rents		147	77	321	271	490	349	82
Maximum additional payments upon employee separation				3,800		3,400
Other purchase commitments						1,739
Commitments
Loss Contingencies [Line Items]
Other purchase commitments				3,341
Purchase agreements for materials		241		241
Purchase commitments for infrastructure		$ 3,100		$ 3,100

Minimum Rental Commitments Under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 27, 2012	Sep. 27, 2012	Jan. 28, 2012	Oct. 27, 2012 Retail Stores	Jan. 28, 2012 Retail Stores	Apr. 17, 2012 Retail Stores Committed to lease from January 29, 2012 to April 17, 2012	Oct. 27, 2012 Corporate Office And Distribution Center		Jan. 28, 2012 Corporate Office And Distribution Center
Operating Leased Assets [Line Items]
2012	$ 8,910		$ 30,650	$ 8,382	$ 28,553	$ 1,278	$ 528	[1]	$ 2,097
2013	39,339		33,185	36,481	30,759	2,651	2,858	[1]	2,426
2014	40,665		32,933	36,252	30,245	2,706	4,413	[1]	2,688
2015	38,885		32,607	34,207	29,654	2,706	4,678	[1]	2,953
2016	34,183		29,433	31,086	28,061	2,706	3,097	[1]	1,372
Thereafter	149,242		109,239	133,678	104,794	15,361	15,564	[1]	4,445
Total minimum rental commitments under operating lease agreements	$ 311,224	$ 16,725	$ 268,047	$ 280,086	$ 252,066	$ 27,408	$ 31,138	[1]	$ 15,981

[1]	On September 27, 2012, the Company executed a lease agreement for a second distribution center located in Olive Branch, Mississippi. The building is approximately 600,000 square feet with a lease term of 10 years and provides renewal options for three successive five-year periods. The future minimum lease payments for the new distribution center are approximately $16,725 over the initial ten year period.

Minimum Rental Commitments Under Operating Lease (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2012 sqft	Oct. 27, 2012	Jan. 28, 2012
Operating Leased Assets [Line Items]
Area of leased property	600,000
Operating lease terms	10 years	10 years	10 years
Future minimum lease payments	$ 16,725	$ 311,224	$ 268,047

Shareholders' Equity (Deficit) - Additional Information (Detail) (USD $)	1 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended				12 Months Ended								12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Oct. 26, 2012	Oct. 14, 2012	Jul. 27, 2012	Jul. 24, 2012	Jul. 17, 2012	May 16, 2012	Mar. 01, 2012	Nov. 30, 2011	Oct. 13, 2010	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Oct. 27, 2012 IPO	Oct. 27, 2012 Shares Sold By Stockholders	Oct. 27, 2012 Underwriters	Mar. 01, 2012 Performance Based Vesting Schedule	Jan. 28, 2012 Performance Based Vesting Schedule	Oct. 31, 2010 Merchandise Vendor And Professional Service Provider	Jan. 27, 2007 Merchandise Vendor And Professional Service Provider	Jan. 26, 2008 Merchandise Vendor And Professional Service Provider	Mar. 31, 2008 Merchandise Vendor And Professional Service Provider	Apr. 30, 2009 Merchandise vendor	Nov. 30, 2011 Professional Services Providers	Oct. 31, 2010 Professional Services Providers	Sep. 30, 2009 Professional Services Providers	Jan. 28, 2012 Professional Services Providers	Jan. 30, 2010 Professional Services Providers	Jan. 31, 2009 Professional Services Providers	May 31, 2011 Professional Services Providers	Feb. 28, 2011 Professional Services Providers	May 31, 2010 Professional Services Providers	May 31, 2009 Professional Services Providers	Feb. 28, 2009 Professional Services Providers	Jan. 29, 2011 Professional Services Providers Period Issuance One	Jan. 29, 2011 Professional Services Providers Period Issuance Two	Jul. 28, 2012 Restricted Shares Person	Jan. 28, 2012 Executive Chairman of the Board and CEO	Jul. 24, 2012 Series A 8% Percent Convertible Preferred Stock	Oct. 14, 2010 Series A 8% Percent Convertible Preferred Stock	Jan. 28, 2012 Series A 8% Percent Convertible Preferred Stock Person	Jan. 28, 2012 Series A 8% Percent Convertible Preferred Stock Designated Stock	Oct. 13, 2010 Redeemable Convertible Preferred Stock, Series A	Jan. 31, 2009 Redeemable Convertible Preferred Stock, Series A	Jan. 26, 2008 Redeemable Convertible Preferred Stock, Series A	Jan. 27, 2007 Redeemable Convertible Preferred Stock, Series A	Jan. 28, 2006 Redeemable Convertible Preferred Stock, Series A	Oct. 13, 2010 Redeemable Convertible Preferred Stock, Series A-1	Jul. 31, 2010 Redeemable Convertible Preferred Stock, Series A-1	Jan. 31, 2009 Redeemable Convertible Preferred Stock, Series A-1	Jan. 31, 2009 Redeemable Convertible Preferred Stock, Series A-1 Before Modification [Member]	Jan. 31, 2009 Redeemable Convertible Preferred Stock, Series A-1 After Modification	Jan. 29, 2005 Common Stock
Class of Stock [Line Items]
Common stock, shares authorized					120,000,000					120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, par value										$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, par value														$ 0.01
Preferred stock, shares authorized														100,000,000																															90,000,000
Issuance of Convertible Preferred Stock																																											$ 89,291,773					$ 6,173,030	$ 6,173,030	$ 6,173,030
Proceed from issuance of Convertible Preferred Stock, net															191,855,000																												191,855,000					13,020,000	13,020,000	13,020,000			16,298,000
Payment of Convertible Preferred Stock issuance costs																																											2,145,000					252,000	252,000	252,000			917,000
Issuance of warrant to purchase common stock							11,245																41,520		43,813					11,764			3,114	13,840	27,680	1,730	13,840											138,353	138,353	138,353			1,051,127		174,972	23,406
Issuance of warrant to purchase common stock, price per share		13.235902637					11.21																6.21		6.21					6.3			6.3	6.3	11.45	4.91	4.91											6.21	6.21	6.21			4.91	6.21		4.91
Fair value warrant to purchase common stock												43,000		31,000	203,000	24,000							46,000	41,000							(3,000)	(21,000)						(203,000)	25,000									396,000	396,000	396,000
Issuance of Convertible Preferred Stock																																																					8,006,984
Fair value warrant to purchase common stock																																																					(1,442,000)
Factor used to calculate increase in number of common stock related to exercisable warrants																																																					1.26
Warrant to purchase common stock, exercised																																																				4,376
Fair value of beneficial conversion feature accreted															3,329,000	4,250,000																															1,011,000
Preferred Stock converted into common stock				30,894,953																																						30,894,953				6,173,030					8,006,984
Number of common stock issued upon conversion of convertible preferred stock									6,205,004
Proceed from exercise of warrants		10,168,000										201,000
Redemption of warrants for common stock		1,221,722
Preferred stock voting right for each share of common stock																																												One
Number of directors that holders of preferred stock are designated to elect if board of directors are less than eight																																												5
Stock holder rights term																																												The holders of the Series A 8% Convertible Preferred Stock may designate the election of five members of the Company's board of directors, or, if the board of directors is comprised of greater than eight directors, a majority of the directors.
Preferred stock cumulative dividend, percentage																																										8.00%		8.00%
Cumulative dividend original issue price per share																																										$ 2.17		$ 2.17
Cumulative dividends in arrears																																												20,420,000
Cumulative dividends in arrears, price per share																																												$ 0.23
Common stock, shares outstanding										53,972,006	16,084,358	53,972,006	16,084,358	16,248,797	16,084,358																										3,537,475
Issuance of warrant to purchase common stock, shares expired unexercised																								34,600		34,600
Exercise of warrants to purchase common stock, shares																						6,920					5,191	7,483	1,730
Dividend paid amount per share						$ 2.02			$ 13.24			$ 2.02			$ 13.24
Total amount of convertible Preferred Stock						99,451,000			196,726,000			99,451,000			(192,417,000)
Total amount of dividend paid, share based compensation									4,309,000
Dividend payable date						May 16, 2012			Oct 14, 2010
Dividend declared date						May 15, 2012			Oct 13, 2010
Fair value warrant to purchase common stock														49,000	228,000	3,000														(6,000)
Issuance of common stock, shares								159,248				73,263,000		1,110,000
Proceed from issuance of common stock								1,110,000
Preferred shares outstanding										0	89,291,773	0	89,291,773	89,291,773	89,291,773																											89,291,773
Preferred stock divided, percentage					8.00%					8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%																										8.00%
Common stock shares granted							2,020,620								2,020,620					1,010,310	1,010,310
Percentage of shares vested							33.00%
Percentage of remaining shares vested							67.00%
compensation expense							17,400,000
Expenses on date of modification							5,300,000								4,309,000
Vesting period of share based compensation							2 years					1 year 8 months 12 days		2 years 3 months 18 days
Warrants exercised												23,012
Number of shares issued																																								3,529
Number of directors																																								2
Initial public offering shares										11,057,692		11,057,692					4,807,692	6,250,000	1,442,308
Initial public offering shares price per share										$ 17		$ 17
Net Proceeds From Issuance Of Initial Public Offering After Deducting Underwriting Discounts And Commissions And Offering Costs												73,263,000
Underwriters Discount and legal, accounting, and other expenses												8,467,000
Repayment of Term Loan Facility	250,000		65,250,000									65,500,000
Interest expense			683,000												53,000
Discount rate on purchase of the Company's common stock shares on purchase date												10.00%
Number of shares of common stock reserved for issuance										500,000		500,000
Number of shares dividing by the fair market value												$ 10,000,000

Common Stock Options - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended
	Mar. 01, 2012	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	May 23, 2012	Jan. 31, 2009	Mar. 01, 2012 Performance Based Vesting Schedule	Jan. 28, 2012 Performance Based Vesting Schedule	Oct. 13, 2010 2002 Equity Incentive Plan	Jul. 24, 2012 2002 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance		5,046,157		908,207	1,399,977	21,104		100,395			4,716,727	7,600,000
Stock option maximum term, (in years)		10 years									10 years
Stock options vesting period from the date of grant		4 years									4 years
Stock-based compensation cost, mortification	$ 5,300				$ 4,309
Deposit liability		392		1,131	1,860
Common stock shares granted	2,020,620				2,020,620				1,010,310	1,010,310
Weighted average grant-date fair value of stock options granted		$ 7.54	$ 3.45	$ 3.58	$ 3.41	$ 1.45
Total intrinsic value of stock options exercised				0	15,621	0
Unrecognized compensation costs related to nonvested share-based compensation		$ 16,209		$ 10,624
Unrecognized compensation costs related to nonvested share-based compensation, recognition period	2 years	1 year 8 months 12 days		2 years 3 months 18 days
Exercise price of outstanding option reduced							$ 2.02

Activity Related To Restricted Shares Of Common Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012	Jan. 29, 2011
Schedule Of Stock Options [Line Items]
Number of shares, Unvested beginning balance	141,927	304,400
Unvested, issued upon option exercises on October 13, 2010			325,521
Number of shares, Vested	(95,347)	(135,657)	(21,121)
Number of shares, Repurchases upon employee termination	(3,308)	(26,816)
Number of shares, Unvested ending balance	43,272	141,927	304,400
Deposit liability, Unvested beginning balance	$ 1,131	$ 1,860
Unvested, issued upon option exercises on October 13, 2010			1,933
Deposit liability, Vested	(719)	(491)	(73)
Deposit liability, Repurchases upon employee termination	(20)	(238)
Deposit liability, Unvested ending balance	$ 392	$ 1,131	$ 1,860

Schedule Of Stock Option Activity Under Plan (Detail) (USD $)	9 Months Ended		12 Months Ended
	Oct. 27, 2012		Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Options outstanding
Shares available for grant, Balance at beginning of period	908,207		1,399,977	21,104	100,395
Increase in authorized shares				3,799,827
Granted	642,210		611,313	2,427,690	121,446
Forfeited	93,266		119,543	6,736	42,155
Shares available for grant, Balance at end of period	5,046,157		908,207	1,399,977	21,104
Balance at beginning of period	2,627,955		2,136,185	840,860	762,012
Granted	642,210		611,313	2,427,690	121,446
Cancelled	(2,020,620)
Forfeited	(93,266)		(119,543)	(6,736)	(42,155)
Exercised				(1,125,629)	(443)
Balance at end of period	1,156,279	[1]	2,627,955	2,136,185	840,860
Exercisable at end of period	10,408
Weighted average exercise price
Balance at beginning of period	$ 6.47		$ 6.31	$ 3.41	$ 3.41
Granted	$ 15.09		$ 7.03	$ 6.93	$ 3.47
Forfeited	$ 9.19		$ 6.4	$ 3.88	$ 3.47
Cancelled	$ 6.3
Exercised				$ 5.64	$ 3.47
Balance at end of period	$ 9.57	[1]	$ 6.47	$ 6.31	$ 3.41
Exercisable at end of period	$ 6.31
Weighted average remaining contractual term
Balance at end of period	9 years 4 months 24 days	[1]	9 years	9 years 8 months 12 days	6 years 10 months 24 days
Exercisable at end of period	8 years 1 month 6 days

[1]	The weighted-average exercise price at October 27, 2012 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012, as described above.

Schedule Of Stock Option Activity Under Plan (Parenthetical) (Detail) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	May 16, 2012	Oct. 13, 2010	Oct. 27, 2012	Jan. 29, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends declared and paid per common share	$ 2.02	$ 13.24	$ 2.02	$ 13.24

Schedule Of Fair Value Of Option Award Granted (Detail)	9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	50.00%	50.00%	50.00%	50.00%	50.00%
Risk-free interest rate	1.40%	2.10%	2.00%	1.80%	2.90%
Expected life of options	6 years 3 months 18 days	7 years	7 years	7 years	7 years
Expected dividend yield

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Schedule Of Income Taxes [Line Items]
Deferred tax benefit					$ 14,279	$ 9,238	$ 7,419
Total income taxes paid	$ 0	$ 107	$ 10,683	$ 305

Components of Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Current:
Federal					$ 6,979	$ 4,080	$ 127
State					3,124	1,389	47
Current Income Tax Expense (Benefit), Total					10,103	5,469	174
Deferred:
Federal					1,434	(673)	2,078
State					(1,378)	(43)	314
Total Deferred Income Tax Expense (Benefit), Total					56	(716)	2,392
Adjustments to the beginning-of-year valuation allowance							(7,419)
Income tax (benefit) expense	$ 555	$ 293	$ 627	$ 2,429	$ 10,159	$ 4,753	$ (4,853)

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Income Tax Rate Reconciliation [Line Items]
Statutory federal tax rate					35.00%	34.00%	34.00%
State taxes, net of federal benefit					5.60%	5.70%	5.70%
Other					(1.90%)	0.70%	(2.00%)
Changes in valuation allowance							(109.00%)
Effective tax rate	43.20%	40.00%	43.40%	40.00%	38.70%	40.40%	(71.30%)

Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Deferred tax assets:
Net operating loss carryforwards		$ 1,110
Inventories	1,920	1,412
Alternative minimum tax credits		225
Deferred revenue	71	56
Accrued bonus	2,907
Deferred rent	9,000	6,093
Other	381	342
Deferred tax assets	14,279	9,238	7,419
Deferred tax liabilities:
Property and equipment	(10,404)	(5,098)
Other	(318)	(527)
Deferred tax liabilities	(10,722)	(5,625)
Deferred Tax Assets, Net, Total	$ 3,557	$ 3,613

Related-Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 13, 2010	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Related Party Transaction [Line Items]
Loan to officer									$ 250
Loan to officer, interest rate									4.11%
Proceed from collection of loan from officer	250
Interest income from loan to officer	8
Fees related to services provided to shareholders and professional service		$ 574	$ 80	$ 3,312	$ 301	$ 479	$ 1,759	$ 247

Employee Benefit Plan - Additional Information (Detail)	1 Months Ended
Feb. 01, 2007 H
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Retirement Savings Plan, year of service required for eligibility	1 year
Retirement Savings Plan, hours of service required for eligibility	1,000
Retirement Savings Plan, years of age required for eligibility	21 years
Discretionary matching and profit sharing contributions, vesting period	5 years

Segment Reporting - Additional Information (Detail)	12 Months Ended
Jan. 28, 2012 Segment
Segment Reporting Information [Line Items]
Reportable segment	1
Operating segment	1

Percentage of Net Sales Represented by Each Product Group (Detail)	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Revenue from External Customer [Line Items]
Percentage of sales by product group	100.00%	100.00%	100.00%
Leisure
Revenue from External Customer [Line Items]
Percentage of sales by product group	50.50%	50.50%	51.70%
Fashion and home
Revenue from External Customer [Line Items]
Percentage of sales by product group	33.00%	33.10%	31.70%
Party and snack
Revenue from External Customer [Line Items]
Percentage of sales by product group	16.50%	16.40%	16.60%

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended									3 Months Ended
	Mar. 01, 2012	Jan. 29, 2011	Oct. 27, 2012	Oct. 14, 2012	Sep. 27, 2012	Jan. 28, 2012	Apr. 17, 2012 Committed to lease from January 29, 2012 to April 17, 2012 Leases	Apr. 30, 2012 Issuance of Equity	Mar. 31, 2012 Issuance of Equity	Feb. 29, 2012 Issuance of Equity	Mar. 01, 2012 Deferred Compensation, Share-based Payments	Mar. 01, 2012 Deferred Compensation, Share-based Payments Date of Modification Agreement	Mar. 01, 2012 Deferred Compensation, Share-based Payments Unvested restricted stock	Mar. 01, 2012 Deferred Compensation, Share-based Payments Performance Based Vesting Schedule	Mar. 31, 2012 Employee Stock	Jan. 10, 2013 Subsequent Event Leases
Subsequent Event [Line Items]
Number of store leases							18									16
Exercise of warrants to purchase common stock, shares								10,380	2,595	10,034
Issuance of options to purchase common stock, shares	2,020,620	2,020,620
Percentage of shares vested	33.00%										33.00%
Percentage of remaining shares vested	67.00%										67.00%
Estimated total future compensation expense											$ 17,600	$ 5,400
Options to purchase common stock, granted shares													1,010,310
Options to purchase common stock, canceled shares														1,010,310
Issuance of warrant to purchase common stock, shares	11,245														395,132
Issuance of warrant to purchase common stock, price per share	11.21			13.235902637											11.22
Average lease period																10 years
Future minimum lease payment			$ 311,224		$ 16,725	$ 268,047										$ 24,000

Schedule Of Income Tax Expense (Benefit) And Effective Tax Rates (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Schedule Of Income Taxes [Line Items]
Income before income taxes	$ 1,284	$ 733	$ 1,446	$ 6,080	$ 26,237	$ 11,776	$ 6,805
Income tax expense	$ 555	$ 293	$ 627	$ 2,429	$ 10,159	$ 4,753	$ (4,853)
Effective tax rate	43.20%	40.00%	43.40%	40.00%	38.70%	40.40%	(71.30%)